UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

August 31, 2016

EPG-QTLY-1016
1.805739.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.8%
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	166,600	$11,355
Houghton Mifflin Harcourt Co. (a)	221,900	3,539
Nord Anglia Education, Inc. (a)	249,236	5,279
ServiceMaster Global Holdings, Inc. (a)	66,700	2,489
		22,662
Hotels, Restaurants & Leisure - 3.8%
Buffalo Wild Wings, Inc. (a)	12,800	2,076
Dave & Buster's Entertainment, Inc. (a)	277,000	12,867
Domino's Pizza, Inc.	151,000	22,585
Jubilant Foodworks Ltd.	52,463	920
Popeyes Louisiana Kitchen, Inc. (a)	116,700	6,364
Starbucks Corp.	940,402	52,879
Wingstop, Inc. (b)	149,500	4,528
		102,219
Household Durables - 0.4%
Harman International Industries, Inc.	137,000	11,603
Internet & Catalog Retail - 4.0%
Amazon.com, Inc. (a)	117,800	90,607
Liberty Interactive Corp. (Venture Group) Series A (a)	178,800	6,891
Netflix, Inc. (a)	83,300	8,118
NutriSystem, Inc.	122,400	3,528
		109,144
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	202,642	8
Media - 2.9%
Charter Communications, Inc. Class A (a)	267,600	68,829
Sirius XM Holdings, Inc. (a)(b)	2,264,400	9,375
		78,204
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	100,000	8,270
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	211,800	5,384
		13,654
Specialty Retail - 3.8%
AutoZone, Inc. (a)	21,800	16,171
Five Below, Inc. (a)	5,700	254
Home Depot, Inc.	518,244	69,507
Lowe's Companies, Inc.	152,700	11,691
MarineMax, Inc. (a)	209,400	4,152
		101,775
Textiles, Apparel & Luxury Goods - 1.5%
Kate Spade & Co. (a)	824,824	15,391
LVMH Moet Hennessy - Louis Vuitton SA	40,002	6,769
NIKE, Inc. Class B	331,800	19,125
		41,285

TOTAL CONSUMER DISCRETIONARY		480,554

CONSUMER STAPLES - 8.2%
Beverages - 3.4%
Constellation Brands, Inc. Class A (sub. vtg.)	71,000	11,648
Kweichow Moutai Co. Ltd.	64,130	2,978
Molson Coors Brewing Co. Class B	206,400	21,119
PepsiCo, Inc.	124,500	13,290
Pernod Ricard SA sponsored ADR	241,700	5,554
The Coca-Cola Co.	852,826	37,038
		91,627
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	106,100	17,198
CVS Health Corp.	165,200	15,430
Whole Foods Market, Inc.	162,383	4,933
		37,561
Food Products - 0.6%
Danone SA	189,500	14,426
Household Products - 0.5%
Procter & Gamble Co.	161,900	14,135
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	143,700	12,822
Herbalife Ltd. (a)	63,400	3,852
		16,674
Tobacco - 1.7%
Reynolds American, Inc.	935,100	46,353

TOTAL CONSUMER STAPLES		220,776

ENERGY - 0.9%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	406,600	19,976
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd.	247,548	5,156

TOTAL ENERGY		25,132

FINANCIALS - 8.4%
Banks - 1.0%
First Republic Bank	302,800	23,303
HDFC Bank Ltd.	68,446	1,594
Metro Bank PLC	50,300	1,583
		26,480
Capital Markets - 1.4%
BlackRock, Inc. Class A	42,000	15,658
E*TRADE Financial Corp. (a)	850,445	22,435
JMP Group, Inc.	141,100	779
		38,872
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	55,800	8,397
CME Group, Inc.	318,854	34,548
McGraw Hill Financial, Inc.	135,975	16,798
MSCI, Inc. Class A	191,600	17,267
		77,010
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	178,200	12,052
Real Estate Investment Trusts - 1.0%
American Tower Corp.	243,300	27,585
Real Estate Management & Development - 1.5%
Realogy Holdings Corp.	1,465,618	39,337
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	229,300	6,095

TOTAL FINANCIALS		227,431

HEALTH CARE - 14.6%
Biotechnology - 5.8%
Alexion Pharmaceuticals, Inc. (a)	104,400	13,140
Amgen, Inc.	178,100	30,288
Biogen, Inc. (a)	42,800	13,081
BioMarin Pharmaceutical, Inc. (a)	161,679	15,180
Cytokinetics, Inc. (a)	57,600	695
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	978
Gilead Sciences, Inc.	204,147	16,001
Insmed, Inc. (a)	744,220	9,638
Regeneron Pharmaceuticals, Inc. (a)	43,100	16,919
TESARO, Inc. (a)	109,300	9,257
Vertex Pharmaceuticals, Inc. (a)	351,700	33,239
		158,416
Health Care Equipment & Supplies - 5.9%
Boston Scientific Corp. (a)	956,900	22,793
Danaher Corp.	674,214	54,888
DexCom, Inc. (a)	74,900	6,823
Edwards Lifesciences Corp. (a)	106,100	12,218
Intuitive Surgical, Inc. (a)	38,800	26,633
Medtronic PLC	235,200	20,469
Novadaq Technologies, Inc. (a)	575,300	7,053
ResMed, Inc.	138,400	9,230
		160,107
Health Care Providers & Services - 1.1%
HealthEquity, Inc. (a)	29,000	944
UnitedHealth Group, Inc.	191,700	26,081
VCA, Inc. (a)	24,600	1,742
		28,767
Pharmaceuticals - 1.8%
Allergan PLC (a)	53,800	12,618
Astellas Pharma, Inc.	1,628,000	24,849
Collegium Pharmaceutical, Inc. (a)(b)	69,300	577
Patheon NV	37,800	1,058
Zoetis, Inc. Class A	192,100	9,816
		48,918

TOTAL HEALTH CARE		396,208

INDUSTRIALS - 6.9%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	189,100	22,070
Taser International, Inc. (a)	144,100	3,902
TransDigm Group, Inc. (a)	33,377	9,519
		35,491
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR	106,660	7,745
Building Products - 0.6%
A.O. Smith Corp.	138,138	13,328
Caesarstone Sdot-Yam Ltd. (a)	70,600	2,776
		16,104
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	461,600	19,516
Electrical Equipment - 0.9%
Acuity Brands, Inc.	22,900	6,300
Fortive Corp.	337,107	17,755
		24,055
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	49,569	8,801
Machinery - 0.1%
Rational AG	3,600	1,770
Professional Services - 2.3%
Equifax, Inc.	128,600	16,962
Resources Connection, Inc.	16,393	247
Robert Half International, Inc.	287,800	11,031
TransUnion Holding Co., Inc. (a)	167,400	5,523
WageWorks, Inc. (a)	474,200	29,301
		63,064
Road & Rail - 0.1%
Swift Transporation Co. (a)	57,400	1,068
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	226,200	8,168

TOTAL INDUSTRIALS		185,782

INFORMATION TECHNOLOGY - 31.8%
Electronic Equipment & Components - 0.2%
CDW Corp.	100,000	4,465
Internet Software & Services - 17.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	184,100	17,893
Alphabet, Inc. Class A	204,450	161,485
CommerceHub, Inc.:
Series A, (a)	226,580	3,351
Series C, (a)	35,760	527
Facebook, Inc. Class A (a)	2,086,200	263,111
GoDaddy, Inc. (a)	294,900	9,549
Just Dial Ltd.	139,013	1,030
JUST EAT Ltd. (a)	825,555	5,865
Shopify, Inc. Class A (a)	40,800	1,687
Stamps.com, Inc. (a)(b)	60,300	5,832
Twilio, Inc.	64,000	3,432
VeriSign, Inc. (a)	48,500	3,611
		477,373
IT Services - 3.3%
Fidelity National Information Services, Inc.	102,600	8,139
Gartner, Inc. Class A (a)	53,800	4,896
Global Payments, Inc.	459,022	34,863
Visa, Inc. Class A	503,832	40,760
		88,658
Semiconductors & Semiconductor Equipment - 0.8%
Maxim Integrated Products, Inc.	277,228	11,289
Monolithic Power Systems, Inc.	143,032	10,973
		22,262
Software - 9.9%
Activision Blizzard, Inc.	246,600	10,202
Adobe Systems, Inc. (a)	363,400	37,179
Blackbaud, Inc.	41,000	2,762
Computer Modelling Group Ltd.	541,600	3,853
CyberArk Software Ltd. (a)	91,800	4,847
Electronic Arts, Inc. (a)	1,010,645	82,095
Intuit, Inc.	81,700	9,105
Mobileye NV (a)(b)	1,038,100	50,753
RealPage, Inc. (a)	30,150	776
Red Hat, Inc. (a)	193,800	14,144
Salesforce.com, Inc. (a)	665,092	52,822
		268,538

TOTAL INFORMATION TECHNOLOGY		861,296

MATERIALS - 1.2%
Chemicals - 1.2%
Albemarle Corp. U.S.	170,300	13,619
CF Industries Holdings, Inc.	2,600	68
Monsanto Co.	128,900	13,728
Sherwin-Williams Co.	22,000	6,242
		33,657
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	53,500	6,107
TOTAL COMMON STOCKS
(Cost $1,946,858)		2,436,943

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)	875,350	1,619
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.9%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	485,012	23,655
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	105,425	2,741

TOTAL INFORMATION TECHNOLOGY		26,396

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,680)		28,015
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.31% 10/20/16 to 11/3/16 (d)
(Cost $5,828)	5,830	5,828
	Shares	Value (000s)

Money Market Funds - 11.2%
Fidelity Cash Central Fund, 0.42% (e)	245,905,093	$245,905
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	56,785,673	56,786
TOTAL MONEY MARKET FUNDS
(Cost $302,691)		302,691
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $2,269,057)		2,773,477
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(65,476)
NET ASSETS - 100%		$2,708,001

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
756 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	82,007	$368
523 ICE Russell 1000 Growth Index Contracts (United States)	Sept. 2016	54,596	101
TOTAL FUTURES CONTRACTS			$469

The face value of futures purchased as a percentage of Net Assets is 5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,023,000 or 1.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,828,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,044
NJOY, Inc.	9/11/13	$1,637
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,524

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$456
Fidelity Securities Lending Cash Central Fund	391
Total	$847

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$482,173	$473,777	$6,769	$1,627
Consumer Staples	220,776	206,350	14,426	--
Energy	25,132	25,132	--	--
Financials	227,431	225,837	1,594	--
Health Care	396,208	370,381	25,827	--
Industrials	185,782	185,782	--	--
Information Technology	887,692	861,296	--	26,396
Materials	33,657	33,657	--	--
Telecommunication Services	6,107	6,107	--	--
U.S. Government and Government Agency Obligations	5,828	--	5,828	--
Money Market Funds	302,691	302,691	--	--
Total Investments in Securities:	$2,773,477	$2,691,010	$54,444	$28,023
Derivative Instruments:
Assets
Futures Contracts	$469	$469	$--	$--
Total Assets	$469	$469	$--	$--
Total Derivative Instruments:	$469	$469	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$25,124
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	2,899
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$28,023
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$2,899

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$28,023	Market approach	Transaction price	$26.00 - $48.77 / $46.41	Increase
		Market comparable	Recovery rate	0.0%	Increase
			Discount rate	15.0% - 50.0% / 32.5%	Decrease
			Price/Earnings multiple (P/E)	5.1	Increase
			Enterprise value/Sales multiple (EV/S)	4.0	Increase
			Discount for lack of marketability	20.0%	Decrease
			Liquidity preference	$3.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $2,270,127,000. Net unrealized appreciation aggregated $503,350,000, of which $588,518,000 related to appreciated investment securities and $85,168,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

August 31, 2016

LC-QTLY-1016
1.805746.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.3%
BorgWarner, Inc.	39,100	$1,344,649
Johnson Controls, Inc.	44,500	1,952,660
		3,297,309
Automobiles - 0.0%
General Motors Co.	15,200	485,184
Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp.	27,500	1,380,775
Yum! Brands, Inc.	46,838	4,248,675
		5,629,450
Household Durables - 0.6%
KB Home	303,200	4,760,240
Taylor Morrison Home Corp. (a)	140,900	2,485,476
		7,245,716
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	417,589	16,745
Polaris Industries, Inc.	13,200	1,143,648
		1,160,393
Media - 4.4%
AMC Networks, Inc. Class A (a)	6,700	364,078
Comcast Corp. Class A	301,837	19,697,883
Scripps Networks Interactive, Inc. Class A	108,400	6,869,308
Sinclair Broadcast Group, Inc. Class A	85,200	2,426,496
The Walt Disney Co.	3,700	349,502
Time Warner, Inc.	213,959	16,776,525
Viacom, Inc. Class B (non-vtg.)	170,800	6,890,072
		53,373,864
Multiline Retail - 1.3%
Target Corp.	227,440	15,964,014
Specialty Retail - 0.9%
Lowe's Companies, Inc.	151,179	11,574,264
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	18,900	925,155

TOTAL CONSUMER DISCRETIONARY		99,655,349

CONSUMER STAPLES - 5.5%
Beverages - 1.6%
Diageo PLC	180,107	4,991,656
The Coca-Cola Co.	342,075	14,856,317
		19,847,973
Food & Staples Retailing - 1.1%
CVS Health Corp.	84,211	7,865,307
Walgreens Boots Alliance, Inc.	48,055	3,878,519
Whole Foods Market, Inc.	53,000	1,610,140
		13,353,966
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)	15,000	253,950
Mead Johnson Nutrition Co. Class A	35,700	3,036,999
		3,290,949
Household Products - 2.0%
Procter & Gamble Co.	276,852	24,171,948
Tobacco - 0.5%
Philip Morris International, Inc.	57,329	5,728,887

TOTAL CONSUMER STAPLES		66,393,723

ENERGY - 12.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	86,700	4,259,571
Ensco PLC Class A	59,650	452,744
Helmerich & Payne, Inc. (c)	25,100	1,517,546
National Oilwell Varco, Inc.	152,332	5,109,215
Oceaneering International, Inc.	134,500	3,566,940
Schlumberger Ltd.	36,005	2,844,395
		17,750,411
Oil, Gas & Consumable Fuels - 11.1%
Amyris, Inc. (a)(c)	725,000	290,363
Anadarko Petroleum Corp.	56,800	3,037,096
Apache Corp.	181,610	9,026,017
Cabot Oil & Gas Corp.	193,000	4,753,590
Cenovus Energy, Inc.	429,000	6,199,138
Chevron Corp.	201,407	20,257,516
ConocoPhillips Co.	312,200	12,815,810
Devon Energy Corp.	20,600	892,598
Energy Transfer Equity LP	23,100	413,490
Golar LNG Ltd.	49,200	1,024,836
Imperial Oil Ltd.	258,800	7,895,827
Kinder Morgan, Inc.	510,500	11,154,425
Legacy Reserves LP	83,200	105,664
Noble Energy, Inc.	22,300	768,904
SM Energy Co.	101,400	3,841,032
Suncor Energy, Inc.	650,400	17,636,285
Teekay Offshore Partners LP	86,600	478,032
The Williams Companies, Inc.	746,829	20,866,402
Williams Partners LP	337,700	12,866,370
		134,323,395

TOTAL ENERGY		152,073,806

FINANCIALS - 21.3%
Banks - 14.1%
Bank of America Corp.	2,284,000	36,863,760
Citigroup, Inc.	644,797	30,782,609
Comerica, Inc.	152,300	7,202,267
Fifth Third Bancorp	60,100	1,211,616
JPMorgan Chase & Co.	622,168	41,996,336
PNC Financial Services Group, Inc.	46,385	4,179,289
Regions Financial Corp.	930,900	9,281,073
Standard Chartered PLC (United Kingdom)	377,153	3,179,559
SunTrust Banks, Inc.	330,308	14,556,674
U.S. Bancorp	310,365	13,702,615
Wells Fargo & Co.	133,794	6,796,735
		169,752,533
Capital Markets - 5.5%
Charles Schwab Corp.	239,653	7,539,483
Franklin Resources, Inc.	10,100	368,650
Goldman Sachs Group, Inc.	10,100	1,711,546
KKR & Co. LP	317,836	4,764,362
Morgan Stanley	412,443	13,222,923
Northern Trust Corp.	161,386	11,392,238
State Street Corp.	284,058	19,952,234
The Blackstone Group LP	255,400	7,003,068
		65,954,504
Diversified Financial Services - 0.3%
KKR Renaissance Co-Invest LP unit (a)(b)	29,500	3,962,440
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	1,800	121,734
MetLife, Inc.	101,185	4,391,429
Principal Financial Group, Inc.	48,600	2,384,802
		6,897,965
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	254,092	2,055,604
Radian Group, Inc.	595,068	8,158,382
		10,213,986

TOTAL FINANCIALS		256,781,428

HEALTH CARE - 14.4%
Biotechnology - 3.7%
AbbVie, Inc.	54,900	3,519,090
Alexion Pharmaceuticals, Inc. (a)	23,505	2,958,339
Alnylam Pharmaceuticals, Inc. (a)	11,400	796,290
Amgen, Inc.	59,747	10,160,575
Biogen, Inc. (a)	31,500	9,627,345
BioMarin Pharmaceutical, Inc. (a)	28,900	2,713,421
Celldex Therapeutics, Inc. (a)	5,100	16,932
Genocea Biosciences, Inc. (a)	18,400	98,624
Gilead Sciences, Inc.	31,900	2,500,322
Insmed, Inc. (a)	63,764	825,744
Intercept Pharmaceuticals, Inc. (a)	42,631	6,322,604
Regeneron Pharmaceuticals, Inc. (a)	2,000	785,100
Spark Therapeutics, Inc. (a)	22,400	1,267,392
Vertex Pharmaceuticals, Inc. (a)	36,700	3,468,517
Windtree Therapeutics, Inc. (a)	38,252	82,624
		45,142,919
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	127,525	5,358,601
Alere, Inc. (a)	135,500	5,302,115
Boston Scientific Corp. (a)	694,086	16,533,129
Medtronic PLC	98,200	8,546,346
NxStage Medical, Inc. (a)	104,100	2,379,726
Zeltiq Aesthetics, Inc. (a)	3,200	121,984
Zimmer Biomet Holdings, Inc.	37,800	4,899,258
		43,141,159
Health Care Providers & Services - 1.7%
Anthem, Inc.	1,900	237,652
Cigna Corp.	30,600	3,924,756
Express Scripts Holding Co. (a)	69,610	5,060,647
McKesson Corp.	60,796	11,224,158
		20,447,213
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	34,700	145,046
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	112,300	5,275,854
Pharmaceuticals - 5.0%
Allergan PLC (a)	7,529	1,765,852
AstraZeneca PLC sponsored ADR	46,100	1,512,541
Bristol-Myers Squibb Co.	35,600	2,043,084
GlaxoSmithKline PLC sponsored ADR	445,639	19,367,471
Jazz Pharmaceuticals PLC (a)	46,907	5,808,494
Johnson & Johnson	107,263	12,800,766
Novartis AG sponsored ADR	1,600	126,032
Sanofi SA	13,257	1,022,995
Teva Pharmaceutical Industries Ltd. sponsored ADR	266,591	13,433,520
TherapeuticsMD, Inc. (a)	353,800	2,434,144
		60,314,899

TOTAL HEALTH CARE		174,467,090

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.5%
General Dynamics Corp.	4,300	654,546
KEYW Holding Corp. (a)	51,482	513,276
The Boeing Co.	67,563	8,746,030
United Technologies Corp.	81,472	8,671,065
		18,584,917
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	4,859	337,312
FedEx Corp.	38,800	6,399,284
United Parcel Service, Inc. Class B	116,475	12,721,400
		19,457,996
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	20,400	1,753,992
Construction & Engineering - 0.0%
AECOM (a)	17,500	539,525
Electrical Equipment - 1.3%
AMETEK, Inc.	114,030	5,558,963
Eaton Corp. PLC	25,900	1,723,386
Emerson Electric Co.	103,700	5,462,916
Hubbell, Inc. Class B	24,282	2,629,983
		15,375,248
Industrial Conglomerates - 2.8%
General Electric Co.	1,065,844	33,296,967
Machinery - 1.3%
Colfax Corp. (a)	27,100	804,328
Deere & Co.	51,700	4,371,235
Flowserve Corp.	23,800	1,151,206
Ingersoll-Rand PLC	40,383	2,745,640
Melrose Industries PLC	372,395	723,736
Rexnord Corp. (a)	163,700	3,619,407
Wabtec Corp.	18,300	1,401,963
Xylem, Inc.	13,600	691,696
		15,509,211
Professional Services - 0.4%
Acacia Research Corp. (a)	36,900	220,662
IHS Markit Ltd. (a)	26,536	990,324
Verisk Analytics, Inc. (a)	40,400	3,355,220
		4,566,206
Road & Rail - 2.8%
Celadon Group, Inc.	13,800	107,778
CSX Corp.	360,501	10,194,968
Genesee & Wyoming, Inc. Class A (a)	93,200	6,336,668
J.B. Hunt Transport Services, Inc.	65,300	5,184,167
Kansas City Southern	42,800	4,139,616
Norfolk Southern Corp.	35,458	3,329,506
Old Dominion Freight Lines, Inc. (a)	40,000	2,845,200
Union Pacific Corp.	18,600	1,776,858
		33,914,761
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	24,500	2,016,595

TOTAL INDUSTRIALS		145,015,418

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	676,354	21,264,570
Electronic Equipment & Components - 0.1%
Fitbit, Inc. (a)(c)	37,600	582,048
Internet Software & Services - 4.2%
Alphabet, Inc.:
Class A	28,456	22,475,972
Class C (a)	24,537	18,821,106
Facebook, Inc. Class A (a)	79,300	10,001,316
		51,298,394
IT Services - 4.6%
Cognizant Technology Solutions Corp. Class A (a)	34,284	1,969,273
First Data Corp. Class A (a)	438,130	6,098,770
IBM Corp.	39,481	6,272,741
MasterCard, Inc. Class A	141,000	13,624,830
Paychex, Inc.	65,722	3,987,354
PayPal Holdings, Inc. (a)	65,800	2,444,470
Unisys Corp. (a)	281,562	2,843,776
Visa, Inc. Class A	227,420	18,398,278
		55,639,492
Semiconductors & Semiconductor Equipment - 2.2%
Maxim Integrated Products, Inc.	32,700	1,331,544
Qualcomm, Inc.	409,450	25,824,012
		27,155,556
Software - 3.9%
Adobe Systems, Inc. (a)	40,110	4,103,654
Autodesk, Inc. (a)	81,181	5,471,599
Microsoft Corp.	589,454	33,870,027
Mobileye NV (a)	37,200	1,818,708
Oracle Corp.	46,150	1,902,303
		47,166,291
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	305,921	32,458,218
EMC Corp.	486,900	14,115,231
Western Digital Corp.	107,600	5,021,692
		51,595,141

TOTAL INFORMATION TECHNOLOGY		254,701,492

MATERIALS - 3.3%
Chemicals - 2.6%
CF Industries Holdings, Inc.	105,400	2,740,400
E.I. du Pont de Nemours & Co.	46,715	3,251,364
Intrepid Potash, Inc. (a)	272,360	375,857
LyondellBasell Industries NV Class A	25,500	2,011,695
Monsanto Co.	133,717	14,240,861
Potash Corp. of Saskatchewan, Inc.	318,000	5,761,537
W.R. Grace & Co.	40,100	3,133,013
		31,514,727
Containers & Packaging - 0.5%
WestRock Co.	136,789	6,552,193
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (c)	179,600	1,848,084

TOTAL MATERIALS		39,915,004

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	113,294	5,928,675
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	238,600	8,112,400
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	197,500	2,502,325

TOTAL UTILITIES		10,614,725

TOTAL COMMON STOCKS
(Cost $1,009,293,574)		1,205,546,710
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind(d)(e)
(Cost $676,000)	676,000	308,425
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.42% (f)	5,456,131	5,456,131
Fidelity Securities Lending Cash Central Fund 0.44% (f)(g)	2,758,118	2,758,118
TOTAL MONEY MARKET FUNDS
(Cost $8,214,249)		8,214,249
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $1,018,183,823)		1,214,069,384
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,039,884)
NET ASSETS - 100%		$1,208,029,500

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,979,185 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $308,425 or 0.0% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$3,112,250
NJOY, Inc.	6/7/13 - 10/24/13	$1,208,497

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,685
Fidelity Securities Lending Cash Central Fund	174,725
Total	$180,410

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$99,655,349	$99,638,604	$--	$16,745
Consumer Staples	66,393,723	61,402,067	4,991,656	--
Energy	152,073,806	152,073,806	--	--
Financials	256,781,428	252,818,988	--	3,962,440
Health Care	174,467,090	173,444,095	1,022,995	--
Industrials	145,015,418	145,015,418	--	--
Information Technology	254,701,492	254,701,492	--	--
Materials	39,915,004	39,915,004	--	--
Telecommunication Services	5,928,675	5,928,675	--	--
Utilities	10,614,725	10,614,725	--	--
Corporate Bonds	308,425	--	308,425	--
Money Market Funds	8,214,249	8,214,249	--	--
Total Investments in Securities:	$1,214,069,384	$1,203,767,123	$6,323,076	$3,979,185

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $1,024,240,140. Net unrealized appreciation aggregated $189,829,244, of which $258,965,306 related to appreciated investment securities and $69,136,062 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

August 31, 2016

AXS3-QTLY-1016
1.967936.102

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.4%
Tenneco, Inc. (a)	49,000	$2,735,670
Automobiles - 2.1%
Tesla Motors, Inc. (a)	60,600	12,847,806
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	115,700	4,316,767
Hotels, Restaurants & Leisure - 1.5%
Domino's Pizza, Inc.	7,400	1,106,818
Las Vegas Sands Corp.	12,800	642,688
Starbucks Corp.	132,100	7,427,983
		9,177,489
Internet & Catalog Retail - 4.6%
Amazon.com, Inc. (a)	27,600	21,228,816
Expedia, Inc.	15,300	1,669,536
Groupon, Inc. Class A (a)	223,300	1,190,189
Priceline Group, Inc. (a)	2,400	3,400,152
Wayfair LLC Class A (a)	22,300	858,773
		28,347,466
Media - 4.4%
AMC Networks, Inc. Class A (a)	7,400	402,116
Charter Communications, Inc. Class A (a)	65,162	16,760,318
Comcast Corp. Class A	64,300	4,196,218
Liberty Global PLC:
Class A (a)	31,300	990,645
LiLAC Class A (a)	2	56
Lions Gate Entertainment Corp. (b)	60,200	1,261,792
The Walt Disney Co.	37,500	3,542,250
Twenty-First Century Fox, Inc. Class A	2,500	61,350
		27,214,745
Multiline Retail - 0.2%
Dollar General Corp.	17,000	1,247,970
Specialty Retail - 0.9%
Home Depot, Inc.	21,700	2,910,404
TJX Companies, Inc.	35,300	2,733,632
		5,644,036
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (a)	22,600	1,729,126
NIKE, Inc. Class B	88,300	5,089,612
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	48,300	1,174,173
VF Corp.	26,100	1,619,505
		9,612,416

TOTAL CONSUMER DISCRETIONARY		101,144,365

CONSUMER STAPLES - 7.5%
Beverages - 2.2%
Constellation Brands, Inc. Class A (sub. vtg.)	27,600	4,527,780
Molson Coors Brewing Co. Class B	24,600	2,517,072
Monster Beverage Corp. (a)	26,700	4,108,863
The Coca-Cola Co.	56,600	2,458,138
		13,611,853
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	48,100	7,796,529
CVS Health Corp.	93,600	8,742,240
Walgreens Boots Alliance, Inc.	8,000	645,680
Whole Foods Market, Inc.	18,400	558,992
		17,743,441
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	20,600	1,752,442
Tobacco - 2.1%
Altria Group, Inc.	9,300	614,637
British American Tobacco PLC (United Kingdom)	19,300	1,197,423
Imperial Tobacco Group PLC	32,627	1,710,981
Philip Morris International, Inc.	19,900	1,988,607
Reynolds American, Inc.	157,400	7,802,318
		13,313,966

TOTAL CONSUMER STAPLES		46,421,702

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cabot Oil & Gas Corp.	56,200	1,384,206
Devon Energy Corp.	34,300	1,486,219
PDC Energy, Inc. (a)	20,500	1,361,200
Targa Resources Corp.	3,100	135,098
Teekay LNG Partners LP	44,800	579,264
The Williams Companies, Inc.	38,200	1,067,308
Williams Partners LP	39,800	1,516,380
		7,529,675
FINANCIALS - 4.7%
Banks - 0.6%
Bank of the Ozarks, Inc.	15,800	619,044
HDFC Bank Ltd. sponsored ADR	46,900	3,360,385
		3,979,429
Capital Markets - 0.5%
BlackRock, Inc. Class A	2,500	932,025
Charles Schwab Corp.	62,200	1,956,812
		2,888,837
Diversified Financial Services - 0.6%
MSCI, Inc. Class A	44,500	4,010,340
Insurance - 0.3%
FNF Group	43,800	1,650,822
Real Estate Investment Trusts - 2.7%
American Tower Corp.	141,500	16,043,270
Public Storage	2,700	604,638
		16,647,908

TOTAL FINANCIALS		29,177,336

HEALTH CARE - 19.5%
Biotechnology - 10.5%
AbbVie, Inc.	26,500	1,698,650
ACADIA Pharmaceuticals, Inc. (a)	43,246	1,389,494
Aduro Biotech, Inc. (a)	13,900	195,851
Adverum Biotechnologies, Inc. (a)	6,900	24,702
Agios Pharmaceuticals, Inc. (a)	5,100	187,884
Alexion Pharmaceuticals, Inc. (a)	83,100	10,458,966
Alkermes PLC (a)	17,261	755,514
Alnylam Pharmaceuticals, Inc. (a)	46,377	3,239,433
Amgen, Inc.	60,600	10,305,636
Amicus Therapeutics, Inc. (a)	123,400	825,546
Asterias Biotherapeutics, Inc.	9,895	27,607
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	1,979	376
Biogen, Inc. (a)	18,300	5,593,029
BioMarin Pharmaceutical, Inc. (a)	28,900	2,713,421
BioTime, Inc. warrants 10/1/18 (a)	26,180	9,948
bluebird bio, Inc. (a)	24,200	1,194,028
Celldex Therapeutics, Inc. (a)	30,800	102,256
Coherus BioSciences, Inc. (a)	19,000	565,630
Five Prime Therapeutics, Inc. (a)	14,300	628,914
Genocea Biosciences, Inc. (a)(b)	14,933	80,041
Gilead Sciences, Inc.	10,800	846,504
Global Blood Therapeutics, Inc. (a)	6,400	108,736
Insmed, Inc. (a)	69,900	905,205
Intercept Pharmaceuticals, Inc. (a)	2,900	430,099
Ionis Pharmaceuticals, Inc. (a)	106,356	3,153,455
Lexicon Pharmaceuticals, Inc. (a)	28,996	402,464
Merrimack Pharmaceuticals, Inc. (a)	79,600	367,752
Novavax, Inc. (a)	170,600	1,166,904
Ophthotech Corp. (a)	15,500	818,555
Prothena Corp. PLC (a)	34,505	1,724,560
Regeneron Pharmaceuticals, Inc. (a)	21,500	8,439,825
Regulus Therapeutics, Inc. (a)	8,700	27,579
Rigel Pharmaceuticals, Inc. (a)	181,900	613,003
Sage Therapeutics, Inc. (a)	2,800	104,076
Seres Therapeutics, Inc. (a)	5,500	57,585
Spark Therapeutics, Inc. (a)	2,700	152,766
TESARO, Inc. (a)	7,400	626,706
Transition Therapeutics, Inc. (a)	60,500	89,038
Vertex Pharmaceuticals, Inc. (a)	49,500	4,678,245
XOMA Corp. (a)(b)	210,525	119,473
		64,829,456
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	251,800	5,997,876
Danaher Corp.	16,800	1,367,688
Insulet Corp. (a)	44,100	1,866,753
Medtronic PLC	67,400	5,865,822
Nevro Corp. (a)	6,400	604,352
		15,702,491
Health Care Providers & Services - 2.9%
Anthem, Inc.	53,800	6,729,304
Cardinal Health, Inc.	23,700	1,888,179
Cigna Corp.	15,900	2,039,334
Express Scripts Holding Co. (a)	8,200	596,140
McKesson Corp.	20,900	3,858,558
UnitedHealth Group, Inc.	22,000	2,993,100
		18,104,615
Health Care Technology - 0.5%
athenahealth, Inc. (a)	22,723	2,781,977
Castlight Health, Inc. Class B (a)	28,800	120,384
		2,902,361
Pharmaceuticals - 3.1%
Allergan PLC (a)	18,460	4,329,608
Endo International PLC (a)	328,400	6,797,880
Innoviva, Inc.	81,400	902,726
Teva Pharmaceutical Industries Ltd. sponsored ADR	139,300	7,019,327
		19,049,541

TOTAL HEALTH CARE		120,588,464

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	13,100	1,528,901
Air Freight & Logistics - 0.3%
FedEx Corp.	5,700	940,101
United Parcel Service, Inc. Class B	5,700	622,554
		1,562,655
Airlines - 1.2%
Delta Air Lines, Inc.	51,800	1,903,650
JetBlue Airways Corp. (a)	6,700	106,865
Southwest Airlines Co.	76,800	2,832,384
Spirit Airlines, Inc. (a)	63,200	2,527,368
Wizz Air Holdings PLC (a)	859	18,014
		7,388,281
Electrical Equipment - 0.5%
Fortive Corp.	8,400	442,428
SolarCity Corp. (a)	52,923	1,093,389
Sunrun, Inc. (a)(b)	281,200	1,709,696
		3,245,513
Industrial Conglomerates - 0.3%
3M Co.	10,800	1,935,792
Machinery - 0.4%
Allison Transmission Holdings, Inc.	57,000	1,581,180
Caterpillar, Inc.	13,700	1,122,715
		2,703,895
Professional Services - 0.8%
TransUnion Holding Co., Inc. (a)	44,600	1,471,354
TriNet Group, Inc. (a)	133,600	2,805,600
Verisk Analytics, Inc. (a)	8,500	705,925
		4,982,879
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	7,300	579,547
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	92,800	3,351,008

TOTAL INDUSTRIALS		27,278,471

INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 0.1%
Infinera Corp. (a)	84,400	724,152
Electronic Equipment & Components - 0.3%
CDW Corp.	7,200	321,480
Jabil Circuit, Inc.	71,700	1,519,323
		1,840,803
Internet Software & Services - 11.6%
Alphabet, Inc.:
Class A	16,800	13,269,480
Class C (a)	29,100	22,321,155
Endurance International Group Holdings, Inc. (a)	806,394	6,410,832
Facebook, Inc. Class A (a)	121,400	15,310,968
GoDaddy, Inc. (a)	265,700	8,603,366
Rackspace Hosting, Inc. (a)	21,900	688,755
Wix.com Ltd. (a)	131,669	5,506,398
		72,110,954
IT Services - 10.8%
Alliance Data Systems Corp. (a)	67,300	13,768,234
Booz Allen Hamilton Holding Corp. Class A	70,000	2,125,200
Capgemini SA	22,300	2,172,542
Cognizant Technology Solutions Corp. Class A (a)	153,300	8,805,552
EPAM Systems, Inc. (a)	118,000	8,048,780
First Data Corp. Class A (a)	24,600	342,432
Global Payments, Inc.	5,000	379,750
Luxoft Holding, Inc. (a)	72,400	3,714,844
MasterCard, Inc. Class A	73,000	7,053,990
PayPal Holdings, Inc. (a)	15,500	575,825
Sabre Corp.	167,300	4,709,495
Travelport Worldwide Ltd.	212,600	2,918,998
Visa, Inc. Class A	153,000	12,377,700
		66,993,342
Semiconductors & Semiconductor Equipment - 2.1%
NVIDIA Corp.	25,000	1,533,500
NXP Semiconductors NV (a)	88,200	7,763,364
SolarEdge Technologies, Inc. (a)(b)	205,180	3,492,164
		12,789,028
Software - 4.9%
Activision Blizzard, Inc.	57,000	2,358,090
Adobe Systems, Inc. (a)	20,800	2,128,048
Autodesk, Inc. (a)	15,500	1,044,700
Electronic Arts, Inc. (a)	39,800	3,232,954
Microsoft Corp.	169,000	9,710,740
NetSuite, Inc. (a)	6,600	718,740
Red Hat, Inc. (a)	7,700	561,946
Salesforce.com, Inc. (a)	98,348	7,810,798
Tyler Technologies, Inc. (a)	8,800	1,442,760
Workday, Inc. Class A (a)	13,200	1,119,228
		30,128,004
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	325,900	34,577,992
Nimble Storage, Inc. (a)	155,800	1,280,676
		35,858,668

TOTAL INFORMATION TECHNOLOGY		220,444,951

MATERIALS - 3.7%
Chemicals - 3.7%
E.I. du Pont de Nemours & Co.	49,000	3,410,400
LyondellBasell Industries NV Class A	134,500	10,610,705
Monsanto Co.	26,300	2,800,950
PPG Industries, Inc.	42,100	4,457,548
The Dow Chemical Co.	31,500	1,689,660
W.R. Grace & Co.	4,000	312,520
		23,281,783
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.2%
SBA Communications Corp. Class A (a)	67,700	7,727,955
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc. (a)	167,300	7,752,682

TOTAL TELECOMMUNICATION SERVICES		15,480,637

UTILITIES - 0.1%
Electric Utilities - 0.1%
DONG Energy A/S	15,100	599,075
TOTAL COMMON STOCKS
(Cost $502,239,451)		591,946,459

Convertible Preferred Stocks - 1.0%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
Blue Apron, Inc. Series D (a)(c)	56,277	915,627
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(c)	273,248	770,559

TOTAL CONSUMER STAPLES		1,686,186

FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (a)(c)	282,324	1,245,049
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	55,696	2,716,418
Software - 0.1%
Cloudera, Inc. Series F (a)(c)	10,396	312,744

TOTAL INFORMATION TECHNOLOGY		3,029,162

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,748,404)		5,960,397

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.42% (d)	3,941,737	3,941,737
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	4,332,450	4,332,450
TOTAL MONEY MARKET FUNDS
(Cost $8,274,187)		8,274,187
TOTAL INVESTMENT PORTFOLIO - 97.8%
(Cost $514,262,042)		606,181,043
NET OTHER ASSETS (LIABILITIES) - 2.2%		13,392,508
NET ASSETS - 100%		$619,573,551

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,960,397 or 1.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$749,998
Cloudera, Inc. Series F	2/5/14	$151,366
PAX Labs, Inc. Series C	5/22/15	$1,052,005
Redfin Corp. Series G	12/16/14	$931,020
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$864,015

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,472
Fidelity Securities Lending Cash Central Fund	896,478
Total	$926,950

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$101,144,365	$101,144,365	$--	$--
Consumer Staples	48,107,888	45,224,279	1,197,423	1,686,186
Energy	7,529,675	7,529,675	--	--
Financials	30,422,385	29,177,336	--	1,245,049
Health Care	120,588,464	120,499,426	89,038	--
Industrials	27,278,471	27,278,471	--	--
Information Technology	223,474,113	220,444,951	--	3,029,162
Materials	23,281,783	23,281,783	--	--
Telecommunication Services	15,480,637	15,480,637	--	--
Utilities	599,075	599,075	--	--
Money Market Funds	8,274,187	8,274,187	--	--
Total Investments in Securities:	$606,181,043	$598,934,185	$1,286,461	$5,960,397

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $519,527,708. Net unrealized appreciation aggregated $86,653,335, of which $117,946,902 related to appreciated investment securities and $31,293,567 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

August 31, 2016

ADGF-QTLY-1016
1.805738.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Diversified Consumer Services - 0.6%
H&R Block, Inc.	211,306	$4,577
ServiceMaster Global Holdings, Inc. (a)	43,991	1,641
		6,218
Hotels, Restaurants & Leisure - 2.3%
Cedar Fair LP (depositary unit)	12,300	716
Las Vegas Sands Corp.	94,700	4,755
McDonald's Corp.	71,600	8,281
Wyndham Worldwide Corp.	131,052	9,277
		23,029
Internet & Catalog Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	70,600	1,492
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	20,300	808
Media - 1.9%
Altice NV Class A (a)	83,461	1,389
Charter Communications, Inc. Class A (a)	8,200	2,109
Comcast Corp. Class A	237,925	15,527
		19,025
Multiline Retail - 0.8%
Dillard's, Inc. Class A	21,400	1,289
Target Corp.	102,000	7,159
		8,448
Specialty Retail - 2.4%
AutoZone, Inc. (a)	10,300	7,641
Foot Locker, Inc.	142,491	9,353
Kingfisher PLC	4,085	20
L Brands, Inc.	53,300	4,062
Ross Stores, Inc.	53,000	3,299
		24,375
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	44,300	2,749

TOTAL CONSUMER DISCRETIONARY		86,144

CONSUMER STAPLES - 13.7%
Beverages - 5.6%
Constellation Brands, Inc. Class A (sub. vtg.)	56,400	9,252
Dr. Pepper Snapple Group, Inc.	81,111	7,600
Molson Coors Brewing Co. Class B	61,000	6,242
PepsiCo, Inc.	164,200	17,528
The Coca-Cola Co.	366,110	15,900
		56,522
Food & Staples Retailing - 3.6%
CVS Health Corp.	220,100	20,557
Kroger Co.	110,920	3,548
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	70,193	2,788
Rite Aid Corp. (a)	87,700	660
Walgreens Boots Alliance, Inc.	108,023	8,719
		36,272
Food Products - 0.5%
Greencore Group PLC	740,205	3,412
Hilton Food Group PLC	243,744	1,900
		5,312
Household Products - 1.9%
Procter & Gamble Co.	217,900	19,025
Tobacco - 2.1%
British American Tobacco PLC (United Kingdom)	83,657	5,190
Imperial Tobacco Group PLC	91,063	4,775
Reynolds American, Inc.	213,700	10,593
		20,558

TOTAL CONSUMER STAPLES		137,689

ENERGY - 7.6%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	58,400	2,869
Oil, Gas & Consumable Fuels - 7.3%
Chevron Corp.	216,890	21,815
ConocoPhillips Co.	127,700	5,242
Exxon Mobil Corp.	278,522	24,270
Imperial Oil Ltd.	247,700	7,557
Kinder Morgan, Inc.	157,300	3,437
Northern Oil & Gas, Inc. (a)	128,694	417
PrairieSky Royalty Ltd. (b)	120,000	2,352
Suncor Energy, Inc.	289,980	7,863
		72,953

TOTAL ENERGY		75,822

FINANCIALS - 15.5%
Banks - 10.4%
Bank of America Corp.	1,102,803	17,799
Citigroup, Inc.	303,223	14,476
JPMorgan Chase & Co.	334,693	22,592
PacWest Bancorp	159,000	6,886
SunTrust Banks, Inc.	163,100	7,188
U.S. Bancorp	306,517	13,533
Wells Fargo & Co.	429,790	21,833
		104,307
Capital Markets - 0.5%
Diamond Hill Investment Group, Inc.	10,100	1,912
Franklin Resources, Inc.	84,400	3,081
		4,993
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	0
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	65,400	9,842
McGraw Hill Financial, Inc.	101,567	12,548
MSCI, Inc. Class A	70,700	6,371
		28,761
Insurance - 0.8%
Chubb Ltd.	63,600	8,073
Real Estate Investment Trusts - 0.9%
American Tower Corp.	75,700	8,583

TOTAL FINANCIALS		154,717

HEALTH CARE - 11.6%
Biotechnology - 1.5%
Amgen, Inc.	76,537	13,016
Gilead Sciences, Inc.	23,000	1,803
United Therapeutics Corp. (a)	1,200	147
		14,966
Health Care Equipment & Supplies - 3.1%
Danaher Corp.	166,394	13,546
Medtronic PLC	162,402	14,134
Zimmer Biomet Holdings, Inc.	26,300	3,409
		31,089
Health Care Providers & Services - 0.6%
McKesson Corp.	30,432	5,618
Health Care Technology - 0.3%
CompuGroup Medical AG	68,579	2,915
Pharmaceuticals - 6.1%
Allergan PLC (a)	40,100	9,405
Astellas Pharma, Inc.	163,500	2,496
Bristol-Myers Squibb Co.	2,900	166
GlaxoSmithKline PLC	69,600	1,498
Johnson & Johnson	264,002	31,506
Sanofi SA sponsored ADR	96,232	3,702
Teva Pharmaceutical Industries Ltd. sponsored ADR	245,000	12,346
		61,119

TOTAL HEALTH CARE		115,707

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.8%
BWX Technologies, Inc.	138,500	5,375
General Dynamics Corp.	46,500	7,078
Honeywell International, Inc.	55,400	6,466
United Technologies Corp.	87,500	9,313
		28,232
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	18,900	1,312
Commercial Services & Supplies - 0.2%
Deluxe Corp.	31,500	2,147
Construction & Engineering - 0.1%
Astaldi SpA	145,300	591
Electrical Equipment - 1.3%
AMETEK, Inc.	183,000	8,921
Fortive Corp.	83,197	4,382
		13,303
Industrial Conglomerates - 3.8%
General Electric Co.	736,700	23,015
Roper Technologies, Inc.	81,596	14,487
		37,502
Machinery - 0.4%
Caterpillar, Inc.	11,800	967
Wabtec Corp.	31,700	2,429
		3,396
Trading Companies & Distributors - 0.0%
Now, Inc. (a)	17,720	366

TOTAL INDUSTRIALS		86,849

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	585,279	18,401
Internet Software & Services - 3.0%
Alphabet, Inc. Class C (a)	39,128	30,013
IT Services - 3.1%
Accenture PLC Class A	141,100	16,227
Fidelity National Information Services, Inc.	54,798	4,347
IBM Corp.	25,200	4,004
Sabre Corp.	41,500	1,168
Total System Services, Inc.	106,100	5,225
		30,971
Semiconductors & Semiconductor Equipment - 0.8%
Qualcomm, Inc.	133,978	8,450
Software - 6.5%
Activision Blizzard, Inc.	396,117	16,387
Micro Focus International PLC	246,900	6,478
Microsoft Corp.	538,863	30,963
Oracle Corp.	263,028	10,842
		64,670
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	410,524	43,559
EMC Corp.	531,200	15,399
		58,958

TOTAL INFORMATION TECHNOLOGY		211,463

MATERIALS - 4.1%
Chemicals - 3.4%
E.I. du Pont de Nemours & Co.	151,800	10,565
LyondellBasell Industries NV Class A	93,700	7,392
Monsanto Co.	61,800	6,582
The Dow Chemical Co.	117,700	6,313
The Scotts Miracle-Gro Co. Class A	3,900	323
W.R. Grace & Co.	37,116	2,900
		34,075
Containers & Packaging - 0.7%
Ball Corp.	88,584	7,015

TOTAL MATERIALS		41,090

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	499,700	20,428
TOTAL COMMON STOCKS
(Cost $760,086)		929,909
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $791)	791	685
	Shares	Value (000s)

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 0.42% (c)	68,222,483	68,222
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	2,178,750	2,179
TOTAL MONEY MARKET FUNDS
(Cost $70,401)		70,401
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $831,278)		1,000,995
NET OTHER ASSETS (LIABILITIES) - 0.0%		(153)
NET ASSETS - 100%		$1,000,842

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$133
Fidelity Securities Lending Cash Central Fund	21
Total	$154

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$86,144	$86,124	$20	$--
Consumer Staples	137,689	132,499	5,190	--
Energy	75,822	75,822	--	--
Financials	154,717	154,717	--	--
Health Care	115,707	111,713	3,994	--
Industrials	86,849	86,849	--	--
Information Technology	211,463	211,463	--	--
Materials	41,090	41,090	--	--
Telecommunication Services	20,428	20,428	--	--
Corporate Bonds	685	--	--	685
Money Market Funds	70,401	70,401	--	--
Total Investments in Securities:	$1,000,995	$991,106	$9,204	$685

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $831,531,000. Net unrealized appreciation aggregated $169,464,000, of which $195,054,000 related to appreciated investment securities and $25,590,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

August 31, 2016

AXS5-QTLY-1016
1.967947.102

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 3.0%
Gentex Corp.	137,600	$2,447,904
Gentherm, Inc. (a)	159,400	5,255,418
Standard Motor Products, Inc.	7,293	326,799
Tenneco, Inc. (a)	110,800	6,185,964
		14,216,085
Diversified Consumer Services - 1.7%
Grand Canyon Education, Inc. (a)	82,200	3,413,766
Meiko Network Japan Co. Ltd.	202,100	1,894,718
Tsukada Global Holdings, Inc.	392,500	2,606,171
		7,914,655
Hotels, Restaurants & Leisure - 1.2%
Bojangles', Inc. (a)	76,100	1,229,015
Marriott Vacations Worldwide Corp.	58,300	4,494,930
		5,723,945
Household Durables - 0.9%
Tupperware Brands Corp.	60,400	3,958,012
Internet & Catalog Retail - 0.4%
Duluth Holdings, Inc.	58,400	1,770,104
HSN, Inc.	6,300	263,214
		2,033,318
Leisure Products - 0.7%
Nautilus, Inc. (a)	144,899	3,374,698
Specialty Retail - 1.9%
Hibbett Sports, Inc. (a)	34,900	1,339,113
Sally Beauty Holdings, Inc. (a)	140,800	3,832,576
Select Comfort Corp. (a)	147,400	3,869,250
		9,040,939
Textiles, Apparel & Luxury Goods - 0.9%
Steven Madden Ltd. (a)	118,500	4,158,165

TOTAL CONSUMER DISCRETIONARY		50,419,817

CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Britvic PLC	170,600	1,439,350
Food & Staples Retailing - 1.1%
Sundrug Co. Ltd.	33,600	2,435,606
Tsuruha Holdings, Inc.	28,500	2,793,118
		5,228,724

TOTAL CONSUMER STAPLES		6,668,074

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Delek Logistics Partners LP	33,198	866,136
HollyFrontier Corp.	172,800	4,472,064
World Fuel Services Corp.	121,615	5,421,597
		10,759,797
FINANCIALS - 21.8%
Banks - 4.7%
Allegiance Bancshares, Inc. (a)(b)	63,420	1,664,775
Bank of the Ozarks, Inc.	92,200	3,612,396
ConnectOne Bancorp, Inc.	262,500	4,669,875
East West Bancorp, Inc.	102,700	3,814,278
German American Bancorp, Inc.	90,897	3,350,463
Investors Bancorp, Inc.	364,799	4,468,788
Van Lanschot NV unit	26,694	494,279
		22,074,854
Diversified Financial Services - 0.6%
Cotiviti Holdings, Inc.	11,000	365,640
Scandinavian Tobacco Group A/S	153,553	2,561,557
		2,927,197
Insurance - 6.6%
CNO Financial Group, Inc.	254,800	4,140,500
Enstar Group Ltd. (a)	22,200	3,698,298
Hanover Insurance Group, Inc.	35,200	2,752,640
James River Group Holdings Ltd.	95,100	3,474,954
Kinsale Capital Group, Inc.	8,600	178,880
Primerica, Inc.	200,359	11,406,440
Reinsurance Group of America, Inc.	54,200	5,816,744
		31,468,456
Real Estate Investment Trusts - 3.6%
CBL & Associates Properties, Inc.	342,200	4,883,194
National Health Investors, Inc.	60,500	4,856,940
Tanger Factory Outlet Centers, Inc.	112,200	4,559,808
VEREIT, Inc.	269,400	2,815,230
		17,115,172
Real Estate Management & Development - 5.1%
CBRE Group, Inc. (a)	173,400	5,182,926
Daito Trust Construction Co. Ltd.	18,000	2,650,462
Jones Lang LaSalle, Inc.	45,900	5,358,825
Open House Co. Ltd.	85,300	1,842,609
Relo Holdings Corp.	23,900	3,388,711
Savills PLC	188,800	1,834,628
Sumitomo Real Estate Sales Co. Ltd.	105,600	1,993,300
Takara Leben Co. Ltd.	170,300	1,111,028
The RMR Group, Inc.	17,100	659,205
		24,021,694
Thrifts & Mortgage Finance - 1.2%
Essent Group Ltd. (a)	50,500	1,342,290
Meridian Bancorp, Inc.	170,310	2,660,242
Oritani Financial Corp.	94,746	1,522,568
		5,525,100

TOTAL FINANCIALS		103,132,473

HEALTH CARE - 13.9%
Health Care Equipment & Supplies - 1.7%
Ansell Ltd.	127,058	2,144,715
Fukuda Denshi Co. Ltd.	18,900	1,114,290
LivaNova PLC (a)	74,500	4,471,490
		7,730,495
Health Care Providers & Services - 6.6%
Aceto Corp.	96,700	1,952,373
HealthSouth Corp.	128,300	5,223,093
MEDNAX, Inc. (a)	68,220	4,486,829
Patterson Companies, Inc.	93,000	4,278,000
Premier, Inc. (a)	95,377	3,018,682
Providence Service Corp. (a)	52,249	2,462,495
Ship Healthcare Holdings, Inc.	79,700	2,128,363
Sigma Pharmaceuticals Ltd.	1,057,810	969,896
The Ensign Group, Inc.	363,100	6,822,649
		31,342,380
Life Sciences Tools & Services - 2.2%
PAREXEL International Corp. (a)	66,900	4,551,207
VWR Corp. (a)	212,800	5,939,248
		10,490,455
Pharmaceuticals - 3.4%
Akorn, Inc. (a)	155,700	4,191,444
Jazz Pharmaceuticals PLC (a)	30,000	3,714,900
Kaken Pharmaceutical Co. Ltd.	55,900	3,155,231
Sawai Pharmaceutical Co. Ltd.	51,200	3,365,003
Towa Pharmaceutical Co. Ltd.	42,400	1,602,320
		16,028,898

TOTAL HEALTH CARE		65,592,228

INDUSTRIALS - 17.0%
Aerospace & Defense - 3.2%
Engility Holdings, Inc. (a)	28,326	849,780
Moog, Inc. Class A (a)	83,100	4,902,069
Teledyne Technologies, Inc. (a)	32,900	3,524,906
Triumph Group, Inc.	185,500	5,910,030
		15,186,785
Air Freight & Logistics - 1.0%
Hub Group, Inc. Class A (a)	110,900	4,519,175
Commercial Services & Supplies - 4.7%
Coor Service Management Holding AB	207,400	1,206,511
Deluxe Corp.	82,200	5,603,574
Loomis AB (B Shares)	91,400	2,615,806
Mitie Group PLC	955,400	3,392,394
UniFirst Corp.	41,100	5,276,829
West Corp.	178,100	4,172,883
		22,267,997
Construction & Engineering - 0.1%
Argan, Inc.	10,416	497,989
Electrical Equipment - 1.5%
EnerSys	102,500	7,213,950
Machinery - 2.1%
Hy-Lok Corp.	120,411	2,249,715
Standex International Corp.	92,200	7,762,318
		10,012,033
Marine - 0.4%
SITC International Holdings Co. Ltd.	3,242,000	1,830,470
Professional Services - 3.0%
Benefit One, Inc.	82,300	2,406,200
CEB, Inc.	85,200	5,129,040
On Assignment, Inc. (a)	108,700	4,099,077
WS Atkins PLC	130,400	2,559,960
		14,194,277
Trading Companies & Distributors - 1.0%
Univar, Inc. (a)	238,200	4,928,358

TOTAL INDUSTRIALS		80,651,034

INFORMATION TECHNOLOGY - 18.2%
Electronic Equipment & Components - 6.2%
CDW Corp.	223,900	9,997,135
Fitbit, Inc. (a)(b)	277,700	4,298,796
Insight Enterprises, Inc. (a)	185,400	5,673,240
SYNNEX Corp.	90,213	9,577,914
		29,547,085
Internet Software & Services - 2.2%
Stamps.com, Inc. (a)(b)	109,600	10,600,512
IT Services - 7.6%
Blackhawk Network Holdings, Inc. (a)	185,900	6,367,075
EVERTEC, Inc.	227,700	3,884,562
Global Payments, Inc.	57,800	4,389,910
Maximus, Inc.	71,500	4,205,630
Perficient, Inc. (a)	41,300	824,761
Syntel, Inc. (a)	169,300	7,816,581
WEX, Inc. (a)	82,900	8,232,799
		35,721,318
Semiconductors & Semiconductor Equipment - 0.6%
Cirrus Logic, Inc. (a)	57,737	2,930,153
Software - 0.8%
NIIT Technologies Ltd.	296,431	1,770,060
Zensar Technologies Ltd.	112,380	1,806,208
		3,576,268
Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (a)	107,000	3,621,950

TOTAL INFORMATION TECHNOLOGY		85,997,286

MATERIALS - 4.9%
Chemicals - 2.1%
Ingevity Corp. (a)	45,000	1,997,100
PolyOne Corp.	214,900	7,407,603
SK Kaken Co. Ltd.	7,000	698,207
		10,102,910
Containers & Packaging - 1.8%
Greif, Inc. Class A	95,418	4,067,669
Silgan Holdings, Inc.	88,100	4,239,372
		8,307,041
Paper & Forest Products - 1.0%
Neenah Paper, Inc.	59,600	4,793,628

TOTAL MATERIALS		23,203,579

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
APT Satellite Holdings Ltd.	665,250	488,804
Asia Satellite Telecommunications Holdings Ltd.	153,000	213,005
		701,809
UTILITIES - 1.5%
Gas Utilities - 1.0%
Amerigas Partners LP	90,000	4,124,700
Star Gas Partners LP	100,800	901,152
		5,025,852
Multi-Utilities - 0.5%
Telecom Plus PLC	167,700	2,307,856

TOTAL UTILITIES		7,333,708

TOTAL COMMON STOCKS
(Cost $385,474,334)		434,459,805
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.3% 9/8/16 to 11/17/16 (c)
(Cost $1,329,630)	1,330,000	1,329,648
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.42% (d)	19,397,641	$19,397,641
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	6,152,525	6,152,525
TOTAL MONEY MARKET FUNDS
(Cost $25,550,166)		25,550,166
TOTAL INVESTMENT PORTFOLIO - 97.5%
(Cost $412,354,130)		461,339,619
NET OTHER ASSETS (LIABILITIES) - 2.5%		11,632,544
NET ASSETS - 100%		$472,972,163

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
290 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	35,925,200	$594,842

The face value of futures purchased as a percentage of Net Assets is 7.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $756,823.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87,248
Fidelity Securities Lending Cash Central Fund	77,198
Total	$164,446

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$50,419,817	$50,419,817	$--	$--
Consumer Staples	6,668,074	6,668,074	--	--
Energy	10,759,797	10,759,797	--	--
Financials	103,132,473	103,132,473	--	--
Health Care	65,592,228	65,592,228	--	--
Industrials	80,651,034	80,651,034	--	--
Information Technology	85,997,286	85,997,286	--	--
Materials	23,203,579	23,203,579	--	--
Telecommunication Services	701,809	701,809	--	--
Utilities	7,333,708	7,333,708	--	--
U.S. Government and Government Agency Obligations	1,329,648	--	1,329,648	--
Money Market Funds	25,550,166	25,550,166	--	--
Total Investments in Securities:	$461,339,619	$460,009,971	$1,329,648	$--
Derivative Instruments:
Assets
Futures Contracts	$594,842	$594,842	$--	$--
Total Assets	$594,842	$594,842	$--	$--
Total Derivative Instruments:	$594,842	$594,842	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $412,526,634. Net unrealized appreciation aggregated $48,812,985, of which $60,201,316 related to appreciated investment securities and $11,388,331 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

August 31, 2016

AGAI-QTLY-1016
1.805763.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.3%
BorgWarner, Inc.	26,000	$894
Johnson Controls, Inc.	20,900	917
		1,811
Automobiles - 0.2%
General Motors Co.	27,000	862
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	2,700	157
Dunkin' Brands Group, Inc.	15,500	759
Las Vegas Sands Corp.	17,000	854
Whitbread PLC	7,425	407
Wingstop, Inc.	10,600	321
Yum! Brands, Inc.	13,761	1,248
		3,746
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	52,210	2
Polaris Industries, Inc. (c)	7,600	658
		660
Media - 4.2%
Comcast Corp. Class A (d)	138,029	9,008
Scripps Networks Interactive, Inc. Class A	46,272	2,932
Sinclair Broadcast Group, Inc. Class A	27,227	775
The Walt Disney Co.	2,000	189
Time Warner, Inc.	88,218	6,917
Viacom, Inc. Class B (non-vtg.)	63,500	2,562
		22,383
Multiline Retail - 1.3%
Target Corp.	96,599	6,780
Specialty Retail - 1.2%
Foot Locker, Inc.	10,500	689
L Brands, Inc.	12,200	930
Lowe's Companies, Inc. (d)	63,657	4,874
		6,493
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	7,100	736

TOTAL CONSUMER DISCRETIONARY		43,471

CONSUMER STAPLES - 6.1%
Beverages - 2.0%
Britvic PLC	14,300	121
Diageo PLC	78,688	2,181
PepsiCo, Inc.	14,643	1,563
The Coca-Cola Co.	158,184	6,870
		10,735
Food & Staples Retailing - 1.2%
CVS Health Corp.	52,151	4,871
Walgreens Boots Alliance, Inc.	17,582	1,419
Whole Foods Market, Inc.	4,300	131
		6,421
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	13,400	1,140
Household Products - 1.9%
Procter & Gamble Co.	111,935	9,773
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	8,200	656
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	5,176	643
Imperial Tobacco Group PLC	9,459	496
Philip Morris International, Inc.	26,238	2,622
		3,761

TOTAL CONSUMER STAPLES		32,486

ENERGY - 11.9%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	26,700	1,312
Helmerich & Payne, Inc.	10,000	605
National Oilwell Varco, Inc.	49,200	1,650
Oceaneering International, Inc.	52,500	1,392
Schlumberger Ltd.	13,534	1,069
		6,028
Oil, Gas & Consumable Fuels - 10.8%
Amyris, Inc. (a)	32,022	13
Anadarko Petroleum Corp.	10,700	572
Apache Corp.	64,041	3,183
Cabot Oil & Gas Corp.	17,900	441
Cenovus Energy, Inc.	218,100	3,152
Chevron Corp.	109,063	10,970
ConocoPhillips Co.	141,000	5,788
EQT Midstream Partners LP	4,300	338
Golar LNG Ltd.	44,000	917
Imperial Oil Ltd.	119,400	3,643
Kinder Morgan, Inc.	249,600	5,454
Legacy Reserves LP	89,800	114
MPLX LP	11,626	385
PrairieSky Royalty Ltd.	56,440	1,106
Suncor Energy, Inc.	281,390	7,630
Teekay LNG Partners LP	39,500	511
The Williams Companies, Inc.	288,831	8,070
Williams Partners LP	137,420	5,236
		57,523

TOTAL ENERGY		63,551

FINANCIALS - 22.0%
Banks - 14.5%
Bank of America Corp.	963,942	15,558
Citigroup, Inc.	275,122	13,134
Citizens Financial Group, Inc.	5,200	129
Comerica, Inc.	59,000	2,790
Cullen/Frost Bankers, Inc.	5,800	423
Fifth Third Bancorp	35,100	708
JPMorgan Chase & Co. (d)	277,343	18,721
Lloyds Banking Group PLC	136,800	107
M&T Bank Corp.	21,000	2,485
PNC Financial Services Group, Inc.	30,016	2,704
Regions Financial Corp.	357,800	3,567
Standard Chartered PLC (United Kingdom)	109,482	923
SunTrust Banks, Inc.	142,335	6,273
U.S. Bancorp	151,330	6,681
Wells Fargo & Co.	61,850	3,142
		77,345
Capital Markets - 5.6%
Apollo Global Management LLC Class A	50,900	948
Ashmore Group PLC	93,600	432
Charles Schwab Corp.	97,313	3,061
Franklin Resources, Inc.	7,400	270
Goldman Sachs Group, Inc.	1,800	305
Invesco Ltd.	33,200	1,036
KKR & Co. LP	188,513	2,826
Morgan Stanley	121,630	3,899
Northern Trust Corp.	76,337	5,389
Oaktree Capital Group LLC Class A	19,700	866
State Street Corp.	114,170	8,019
The Blackstone Group LP	111,300	3,052
		30,103
Diversified Financial Services - 0.4%
FactSet Research Systems, Inc.	600	107
McGraw Hill Financial, Inc.	15,000	1,853
		1,960
Insurance - 0.8%
Marsh & McLennan Companies, Inc.	30,966	2,094
MetLife, Inc.	28,205	1,224
Principal Financial Group, Inc.	21,600	1,060
		4,378
Real Estate Investment Trusts - 0.5%
American Tower Corp.	6,600	748
Crown Castle International Corp.	15,000	1,422
First Potomac Realty Trust	4,672	47
Omega Healthcare Investors, Inc.	4,500	163
Sabra Health Care REIT, Inc.	13,500	344
		2,724
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	87,990	1,206

TOTAL FINANCIALS		117,716

HEALTH CARE - 12.8%
Biotechnology - 2.9%
AbbVie, Inc.	52,900	3,391
Amgen, Inc.	26,592	4,522
Biogen, Inc. (a)	11,900	3,637
Gilead Sciences, Inc.	18,300	1,434
Intercept Pharmaceuticals, Inc. (a)	3,600	534
Shire PLC sponsored ADR	9,700	1,816
		15,334
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	60,326	2,535
Ansell Ltd.	19,694	332
Becton, Dickinson & Co.	2,200	390
Medtronic PLC	70,742	6,157
Zimmer Biomet Holdings, Inc.	21,790	2,824
		12,238
Health Care Providers & Services - 1.5%
Anthem, Inc.	3,200	400
Cigna Corp.	15,100	1,937
McKesson Corp.	24,633	4,548
Patterson Companies, Inc.	25,700	1,182
		8,067
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	51,500	2,419
Pharmaceuticals - 5.7%
AstraZeneca PLC sponsored ADR (c)	43,600	1,431
Bristol-Myers Squibb Co.	25,100	1,440
GlaxoSmithKline PLC sponsored ADR	208,609	9,066
Innoviva, Inc.(c)	22,600	251
Johnson & Johnson (d)	84,801	10,120
Novartis AG sponsored ADR	2,301	181
Sanofi SA	21,096	1,628
Teva Pharmaceutical Industries Ltd. sponsored ADR	124,074	6,252
		30,369

TOTAL HEALTH CARE		68,427

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.2%
General Dynamics Corp.	7,400	1,126
Meggitt PLC	20,306	125
Rolls-Royce Group PLC	95,900	970
The Boeing Co.	39,494	5,112
United Technologies Corp.	42,731	4,548
		11,881
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	19,000	1,319
PostNL NV (a)	355,900	1,557
United Parcel Service, Inc. Class B (d)	67,979	7,425
		10,301
Airlines - 0.3%
Copa Holdings SA Class A	18,700	1,429
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	15,100	638
Electrical Equipment - 1.0%
AMETEK, Inc.	15,400	751
Eaton Corp. PLC	8,000	532
Emerson Electric Co.	45,200	2,381
Hubbell, Inc. Class B	16,312	1,767
		5,431
Industrial Conglomerates - 3.0%
General Electric Co. (d)	503,893	15,742
Machinery - 0.9%
Caterpillar, Inc.	1,700	139
CLARCOR, Inc.	2,100	137
Deere & Co.	18,100	1,530
Donaldson Co., Inc.	23,000	864
Flowserve Corp.	10,900	527
IMI PLC	6,600	92
Pentair PLC	2,700	173
Wabtec Corp.	11,500	881
Xylem, Inc.	10,700	544
		4,887
Professional Services - 0.1%
Nielsen Holdings PLC	8,200	437
Road & Rail - 2.2%
CSX Corp.	142,233	4,022
J.B. Hunt Transport Services, Inc.	44,420	3,527
Kansas City Southern	16,205	1,567
Norfolk Southern Corp.	15,308	1,437
Union Pacific Corp.	13,300	1,271
		11,824
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	1,400	323
Watsco, Inc.	13,464	1,991
		2,314

TOTAL INDUSTRIALS		64,884

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.7%
Cisco Systems, Inc.	286,471	9,007
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A	11,518	9,097
Class C (a)	9,813	7,527
		16,624
IT Services - 5.0%
First Data Corp. (e)	126,726	1,764
First Data Corp. Class A (a)	72,100	1,004
IBM Corp.	22,100	3,511
MasterCard, Inc. Class A	54,490	5,265
Paychex, Inc. (d)	96,309	5,843
Sabre Corp.	19,700	555
Unisys Corp. (a)	79,900	807
Visa, Inc. Class A	96,840	7,834
		26,583
Semiconductors & Semiconductor Equipment - 2.7%
Maxim Integrated Products, Inc.	45,700	1,861
Qualcomm, Inc.	176,613	11,139
Xilinx, Inc.	21,600	1,171
		14,171
Software - 3.7%
Microsoft Corp. (d)	302,273	17,369
Oracle Corp.	41,684	1,718
SS&C Technologies Holdings, Inc.	25,900	853
		19,940
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	137,178	14,555
EMC Corp.	202,900	5,882
Western Digital Corp.	52,600	2,455
		22,892

TOTAL INFORMATION TECHNOLOGY		109,217

MATERIALS - 3.1%
Chemicals - 2.6%
CF Industries Holdings, Inc.	47,700	1,240
E.I. du Pont de Nemours & Co.	28,831	2,007
Johnson Matthey PLC	1,400	61
LyondellBasell Industries NV Class A	15,800	1,246
Monsanto Co.	60,701	6,465
Potash Corp. of Saskatchewan, Inc.	134,900	2,444
W.R. Grace & Co.	4,100	320
		13,783
Containers & Packaging - 0.5%
Ball Corp.	5,400	428
Graphic Packaging Holding Co.	3,900	56
International Paper Co.	2,200	107
Packaging Corp. of America	5,600	440
WestRock Co.	38,100	1,825
		2,856

TOTAL MATERIALS		16,639

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	84,409	4,417
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	119,500	4,063
TOTAL COMMON STOCKS
(Cost $414,656)		524,871

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	14,554	4,675
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%	11,200	779
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	2,800	241

TOTAL CONVERTIBLE PREFERRED STOCKS		5,695

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares)	8,614,630	11
TOTAL PREFERRED STOCKS
(Cost $5,321)		5,706
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21	470	402
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (e)(f)	697	318
Peabody Energy Corp. 4.75% 12/15/41 (g)	590	6
		324
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19	570	533
TOTAL CONVERTIBLE BONDS
(Cost $2,091)		1,259
	Shares	Value (000s)

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.42% (h)	2,547,766	2,548
Fidelity Securities Lending Cash Central Fund 0.44% (h)(i)	824,750	825
TOTAL MONEY MARKET FUNDS
(Cost $3,373)		3,373
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $425,441)		535,209
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(957)
NET ASSETS - 100%		$534,252

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Comcast Corp. Class A	10/21/16 - $67.50	212	$20	$(11)
General Electric Co.	10/21/16 - $34.00	529	13	(1)
Johnson & Johnson	10/21/16 - $125.00	88	18	(3)
JPMorgan Chase & Co.	10/21/16 - $67.50	432	40	(72)
Lowe's Companies, Inc.	10/21/16 - $87.50	100	7	0
Microsoft Corp.	11/18/16 - $60.00	305	27	(29)
Paychex, Inc.	9/16/16 - $57.50	328	24	(110)
Paychex, Inc.	9/16/16 - $62.50	207	6	(5)
United Parcel Service, Inc. Class B	10/21/16 - $105.00	108	46	(56)
TOTAL WRITTEN OPTIONS			$201	$(287)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $13,945,851.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,082,000 or 0.4% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	2/14/14	$91

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5
Fidelity Securities Lending Cash Central Fund	31
Total	$36

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$43,471	$43,469	$--	$2
Consumer Staples	32,486	30,305	2,181	--
Energy	63,551	63,551	--	--
Financials	117,716	117,609	107	--
Health Care	73,102	66,799	6,303	--
Industrials	65,674	64,704	970	--
Information Technology	109,217	109,217	--	--
Materials	16,639	16,639	--	--
Telecommunication Services	4,417	4,417	--	--
Utilities	4,304	4,304	--	--
Corporate Bonds	1,259	--	1,259	--
Money Market Funds	3,373	3,373	--	--
Total Investments in Securities:	$535,209	$524,387	$10,820	$2
Derivative Instruments:
Liabilities
Written Options	$(287)	$(287)	$--	$--
Total Liabilities	$(287)	$(287)	$--	$--
Total Derivative Instruments:	$(287)	$(287)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.se

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $428,904,000. Net unrealized appreciation aggregated $106,305,000, of which $130,547,000 related to appreciated investment securities and $24,242,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

August 31, 2016

EPI-QTLY-1016
1.805771.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 1.6%
Ford Motor Co.	796,700	$10,038
General Motors Co.	780,200	24,904
		34,942
Hotels, Restaurants & Leisure - 1.0%
Dunkin' Brands Group, Inc.	316,900	15,512
Whitbread PLC	101,916	5,583
		21,095
Household Durables - 0.6%
M.D.C. Holdings, Inc.	264,000	6,893
Tupperware Brands Corp.	104,500	6,848
		13,741
Leisure Products - 1.2%
Mattel, Inc.	365,400	12,106
New Academy Holding Co. LLC unit (a)(b)	52,800	7,128
Polaris Industries, Inc. (c)	65,700	5,692
		24,926
Media - 1.3%
Comcast Corp. Class A	323,874	21,136
Time Warner, Inc.	69,700	5,465
		26,601
Multiline Retail - 1.8%
Kohl's Corp.	168,748	7,489
Macy's, Inc.	254,500	9,208
Target Corp. (d)	318,655	22,366
		39,063
Specialty Retail - 0.7%
Foot Locker, Inc.	93,100	6,111
GNC Holdings, Inc.	151,116	3,178
L Brands, Inc.	40,400	3,079
Stage Stores, Inc. (c)	247,000	1,329
Williams-Sonoma, Inc.	12,500	658
		14,355

TOTAL CONSUMER DISCRETIONARY		174,723

CONSUMER STAPLES - 8.7%
Beverages - 0.7%
Molson Coors Brewing Co. Class B (d)	21,705	2,221
The Coca-Cola Co.	296,600	12,881
		15,102
Food & Staples Retailing - 4.0%
CVS Health Corp.	433,000	40,442
Kroger Co.	97,400	3,116
Wal-Mart Stores, Inc.	259,550	18,542
Walgreens Boots Alliance, Inc.	219,644	17,727
Whole Foods Market, Inc.	168,900	5,131
		84,958
Food Products - 0.9%
B&G Foods, Inc. Class A	150,954	7,167
Flowers Foods, Inc.	34,000	507
Sanderson Farms, Inc. (c)	27,700	2,666
The Hain Celestial Group, Inc. (e)	43,900	1,613
The Hershey Co. (d)	81,100	8,101
		20,054
Household Products - 2.9%
Kimberly-Clark Corp.	16,500	2,113
Procter & Gamble Co.	679,217	59,302
		61,415
Personal Products - 0.2%
Avon Products, Inc.	236,695	1,349
Unilever NV (NY Reg.)	45,600	2,103
		3,452

TOTAL CONSUMER STAPLES		184,981

ENERGY - 11.8%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	119,700	5,881
Halliburton Co.	140,300	6,034
National Oilwell Varco, Inc.	38,749	1,300
Oceaneering International, Inc.	66,800	1,772
Schlumberger Ltd.	94,500	7,466
		22,453
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	134,945	7,216
Apache Corp.	258,727	12,859
Chevron Corp. (d)	846,569	85,150
ConocoPhillips Co.	211,000	8,662
CONSOL Energy, Inc.	261,275	4,766
Energy Transfer Equity LP	67,200	1,203
EQT Midstream Partners LP	5,400	424
Golar LNG Ltd.	72,443	1,509
Imperial Oil Ltd.	48,000	1,464
Kinder Morgan, Inc.	621,200	13,573
Legacy Reserves LP	505,299	642
MPLX LP	211,030	6,991
Noble Energy, Inc.	46,700	1,610
Suncor Energy, Inc.	788,000	21,367
The Williams Companies, Inc.	1,429,250	39,933
Williams Partners LP	600,915	22,895
		230,264

TOTAL ENERGY		252,717

FINANCIALS - 25.0%
Banks - 12.7%
Bank of America Corp.	2,281,100	36,817
Comerica, Inc.	282,280	13,349
Huntington Bancshares, Inc.	504,200	5,047
JPMorgan Chase & Co.	1,162,657	78,479
KeyCorp	1,228,120	15,425
Lloyds Banking Group PLC	3,444,300	2,685
M&T Bank Corp.	250,217	29,608
Prosperity Bancshares, Inc.	29,200	1,620
Regions Financial Corp.	1,479,200	14,748
Standard Chartered PLC (United Kingdom)	381,284	3,214
SunTrust Banks, Inc.	413,300	18,214
U.S. Bancorp	491,600	21,704
Wells Fargo & Co.	599,550	30,457
		271,367
Capital Markets - 5.6%
Apollo Global Management LLC Class A	77,300	1,439
Apollo Investment Corp.	789,457	4,839
Ares Capital Corp. (c)	313,142	5,060
Ares Management LP	111,296	2,034
KKR & Co. LP	1,800,096	26,983
Morgan Stanley	511,542	16,400
State Street Corp.	383,899	26,965
The Blackstone Group LP	1,240,403	34,012
TPG Specialty Lending, Inc.	97,270	1,815
		119,547
Insurance - 4.2%
Chubb Ltd.	291,084	36,947
Marsh & McLennan Companies, Inc.	88,200	5,965
MetLife, Inc.	732,857	31,806
Prudential Financial, Inc.	179,298	14,233
		88,951
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	130,280	2,516
American Tower Corp.	26,200	2,971
Annaly Capital Management, Inc.	262,094	2,807
Cousins Properties, Inc.	356,400	3,928
Crown Castle International Corp.	103,500	9,809
Duke Realty LP	189,400	5,326
First Potomac Realty Trust	452,777	4,559
Piedmont Office Realty Trust, Inc. Class A	262,635	5,676
Public Storage	23,900	5,352
Sabra Health Care REIT, Inc.	70,700	1,801
Two Harbors Investment Corp.	301,541	2,684
Ventas, Inc.	61,094	4,440
		51,869
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	226,490	3,105

TOTAL FINANCIALS		534,839

HEALTH CARE - 10.1%
Biotechnology - 1.6%
AbbVie, Inc.	172,000	11,025
Amgen, Inc.	69,149	11,759
Gilead Sciences, Inc.	152,100	11,922
		34,706
Health Care Equipment & Supplies - 2.4%
Dentsply Sirona, Inc.	75,200	4,622
Medtronic PLC	453,482	39,467
St. Jude Medical, Inc.	79,462	6,192
		50,281
Health Care Providers & Services - 0.1%
AmerisourceBergen Corp.	12,000	1,044
Anthem, Inc.	8,200	1,026
McKesson Corp.	5,400	997
		3,067
Pharmaceuticals - 6.0%
Astellas Pharma, Inc.	70,700	1,079
Bristol-Myers Squibb Co.	87,700	5,033
GlaxoSmithKline PLC	1,028,000	22,128
Johnson & Johnson (d)	508,418	60,675
Merck & Co., Inc.	201,800	12,671
Pfizer, Inc. (d)	278,213	9,682
Sanofi SA	76,347	5,891
Teva Pharmaceutical Industries Ltd. sponsored ADR	201,600	10,159
		127,318

TOTAL HEALTH CARE		215,372

INDUSTRIALS - 11.3%
Aerospace & Defense - 3.4%
General Dynamics Corp.	112,600	17,140
Raytheon Co.	83,700	11,729
The Boeing Co.	99,600	12,893
United Technologies Corp.	290,007	30,865
		72,627
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	37,779	2,623
PostNL NV (e)	1,871,900	8,191
United Parcel Service, Inc. Class B	333,590	36,435
		47,249
Airlines - 0.3%
Allegiant Travel Co.	4,800	664
Copa Holdings SA Class A	75,700	5,786
		6,450
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	268,504	11,352
Waste Connection, Inc. (Canada)	35,293	2,693
		14,045
Construction & Engineering - 0.0%
Koninklijke Boskalis Westminster NV	5,000	179
Electrical Equipment - 1.4%
AMETEK, Inc.	44,700	2,179
Eaton Corp. PLC	219,000	14,572
Emerson Electric Co.	220,870	11,635
Regal Beloit Corp.	34,300	2,104
		30,490
Industrial Conglomerates - 2.9%
General Electric Co. (d)	2,004,554	62,622
Machinery - 0.3%
Allison Transmission Holdings, Inc.	67,600	1,875
Cummins, Inc.	26,100	3,278
		5,153
Road & Rail - 0.1%
Norfolk Southern Corp.	25,200	2,366

TOTAL INDUSTRIALS		241,181

INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 2.9%
Cisco Systems, Inc.	1,988,753	62,526
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	106,130	6,747
IT Services - 1.1%
First Data Corp. (f)	779,769	10,854
First Data Corp. Class A (e)	191,700	2,668
Paychex, Inc. (d)	108,878	6,606
Sabre Corp.	111,067	3,127
		23,255
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	326,077	9,730
Maxim Integrated Products, Inc.	256,800	10,457
Qualcomm, Inc. (d)	563,089	35,514
		55,701
Software - 0.9%
Microsoft Corp.	319,738	18,372
SS&C Technologies Holdings, Inc.	34,000	1,120
		19,492
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	179,500	19,045
EMC Corp.	1,115,200	32,330
Seagate Technology LLC	53,300	1,798
		53,173

TOTAL INFORMATION TECHNOLOGY		220,894

MATERIALS - 2.1%
Chemicals - 1.4%
LyondellBasell Industries NV Class A	115,700	9,128
Potash Corp. of Saskatchewan, Inc.	345,400	6,258
The Dow Chemical Co.	270,900	14,531
		29,917
Containers & Packaging - 0.7%
Packaging Corp. of America	84,600	6,652
WestRock Co.	181,100	8,675
		15,327

TOTAL MATERIALS		45,244

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.7%
AT&T, Inc. (d)	846,027	34,586
Verizon Communications, Inc. (d)	857,190	44,857
		79,443
Wireless Telecommunication Services - 0.1%
KDDI Corp.	94,900	2,774

TOTAL TELECOMMUNICATION SERVICES		82,217

UTILITIES - 3.6%
Electric Utilities - 3.3%
American Electric Power Co., Inc.	83,015	5,360
Entergy Corp.	133,600	10,448
Exelon Corp.	1,022,700	34,772
PPL Corp. (d)	283,800	9,871
Southern Co.	117,325	6,022
Xcel Energy, Inc.	85,700	3,545
		70,018
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	272,200	6,116

TOTAL UTILITIES		76,134

TOTAL COMMON STOCKS
(Cost $1,782,926)		2,028,302

Convertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	8,700	280
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	972	809
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50% (e)	7,000	538
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	7,475	353
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (e)	16,200	909

TOTAL UTILITIES		1,262

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,872)		2,889
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.5%
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26 (f)	820	855
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	516	447
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	2,840	2,315
		2,762
INDUSTRIALS - 0.0%
Airlines - 0.0%
JetBlue Airways Corp. Series D 6.75% 10/15/39	85	277
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	1,800	2,071
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	1,250	1,152
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV 1% 12/1/19	750	852
TOTAL INFORMATION TECHNOLOGY		4,075

TOTAL CONVERTIBLE BONDS		7,969

Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (f)	745	765
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	680	740
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (f)	830	729
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (g)	2,030	0
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.375% 11/1/22	590	583

TOTAL NONCONVERTIBLE BONDS		2,817

TOTAL CORPORATE BONDS
(Cost $12,696)		10,786
	Shares	Value (000s)

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.42% (h)	98,179,630	98,180
Fidelity Securities Lending Cash Central Fund 0.44% (h)(i)	11,594,575	11,595
TOTAL MONEY MARKET FUNDS
(Cost $109,775)		109,775
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,908,269)		2,151,752
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(14,680)
NET ASSETS - 100%		$2,137,072

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
AT&T, Inc.	9/16/16 - $44.00	2,706	$138	$(1)
Chevron Corp.	10/21/16 - $105.00	2,749	328	(225)
General Electric Co.	10/21/16 - $33.00	6,451	343	(52)
Johnson & Johnson	10/21/16 - $125.00	1,567	323	(58)
Microsoft Corp.	10/21/16 - $60.00	550	36	(39)
Molson Coors Brewing Co. Class B	10/21/16 - $105.00	68	20	(18)
Paychex, Inc.	9/16/16 - $55.00	17	1	(10)
Pfizer, Inc.	10/21/16 - $37.00	742	24	(6)
PPL Corp.	10/21/16 - $39.00	604	30	(2)
PPL Corp.	10/21/16 - $38.00	613	25	(2)
Qualcomm, Inc.	10/21/16 - $65.00	1,660	108	(148)
Target Corp.	10/21/16 - $77.50	624	73	(7)
The Hershey Co.	11/18/16 - $120.00	141	31	(3)
Verizon Communications, Inc.	10/21/16 - $55.00	1,684	147	(29)
TOTAL WRITTEN OPTIONS			$1,627	$(600)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,128,000 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $110,249,000.

 (e) Non-income producing

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,258,000 or 0.8% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$208
Fidelity Securities Lending Cash Central Fund	124
Total	$332

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$174,723	$167,595	$--	$7,128
Consumer Staples	184,981	184,981	--	--
Energy	252,997	252,997	--	--
Financials	534,839	532,154	2,685	--
Health Care	216,181	187,083	29,098	--
Industrials	241,181	241,181	--	--
Information Technology	220,894	220,894	--	--
Materials	45,244	45,244	--	--
Telecommunication Services	82,755	79,981	2,774	--
Utilities	77,396	76,487	909	--
Corporate Bonds	10,786	--	10,339	447
Money Market Funds	109,775	109,775	--	--
Total Investments in Securities:	$2,151,752	$2,098,372	$45,805	$7,575
Derivative Instruments:
Liabilities
Written Options	$(600)	$(561)	$(39)	$--
Total Liabilities	$(600)	$(561)	$(39)	$--
Total Derivative Instruments:	$(600)	$(561)	$(39)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $1,919,793,000. Net unrealized appreciation aggregated $231,959,000, of which $345,145,000 related to appreciated investment securities and $113,186,000related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

August 31, 2016

AEV-QTLY-1016
1.805757.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.4%
Hyundai Mobis	3,427	$799,976
Media - 7.3%
CBS Corp. Class B	36,500	1,862,595
Charter Communications, Inc. Class A (a)	1,711	440,086
Corus Entertainment, Inc. Class B (non-vtg.) (b)	73,600	689,754
Discovery Communications, Inc. Class A (a)	61,300	1,563,763
John Wiley & Sons, Inc. Class A	23,615	1,372,740
Lions Gate Entertainment Corp.	3,900	81,744
Starz Series A (a)	65,100	2,030,469
Time Warner, Inc.	16,000	1,254,560
Twenty-First Century Fox, Inc. Class A	66,700	1,636,818
Viacom, Inc. Class B (non-vtg.)	37,000	1,492,580
		12,425,109
Specialty Retail - 0.4%
GNC Holdings, Inc.	32,300	679,269
Textiles, Apparel & Luxury Goods - 1.7%
Christian Dior SA	5,900	1,020,079
PVH Corp.	17,000	1,831,920
		2,851,999

TOTAL CONSUMER DISCRETIONARY		16,756,353

CONSUMER STAPLES - 4.1%
Beverages - 0.8%
C&C Group PLC	315,377	1,333,274
Food & Staples Retailing - 2.1%
CVS Health Corp.	21,800	2,036,120
Rite Aid Corp. (a)	72,300	544,419
Wal-Mart Stores, Inc.	13,100	935,864
		3,516,403
Food Products - 1.2%
Seaboard Corp. (a)	300	970,500
The J.M. Smucker Co.	7,779	1,102,984
		2,073,484

TOTAL CONSUMER STAPLES		6,923,161

ENERGY - 9.0%
Energy Equipment & Services - 0.5%
BW Offshore Ltd. (b)	22,133,842	823,437
Oil, Gas & Consumable Fuels - 8.5%
BW LPG Ltd.	80,080	211,426
Chevron Corp.	37,997	3,821,738
GasLog Ltd.	32,500	442,000
GasLog Partners LP	54,500	1,081,280
Golar LNG Partners LP	68,600	1,332,212
Hoegh LNG Partners LP	24,700	460,655
Phillips 66 Co.	23,500	1,843,575
Suncor Energy, Inc.	51,200	1,388,342
Teekay Corp.	135,500	979,665
Teekay LNG Partners LP	92,500	1,196,025
Teekay Offshore Partners LP	320,800	1,770,816
		14,527,734

TOTAL ENERGY		15,351,171

FINANCIALS - 28.4%
Banks - 11.3%
JPMorgan Chase & Co.	97,252	6,564,510
Regions Financial Corp.	227,300	2,266,181
SunTrust Banks, Inc.	55,400	2,441,478
U.S. Bancorp	70,466	3,111,074
Wells Fargo & Co.	95,032	4,827,626
		19,210,869
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	15,200	2,575,792
GP Investments Ltd. Class A (depositary receipt) (a)	175,100	392,039
		2,967,831
Consumer Finance - 3.5%
American Express Co.	15,700	1,029,606
Capital One Financial Corp.	19,918	1,426,129
Discover Financial Services	33,800	2,028,000
Synchrony Financial	53,500	1,488,905
		5,972,640
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	38,969	5,864,445
Insurance - 5.7%
Allied World Assurance Co. Holdings AG	35,300	1,431,768
Allstate Corp.	23,700	1,634,352
Chubb Ltd.	14,900	1,891,257
FNF Group	28,280	1,065,873
FNFV Group (a)	36,192	466,515
Prudential PLC	53,747	966,855
The Travelers Companies, Inc.	19,487	2,313,302
		9,769,922
Real Estate Investment Trusts - 1.7%
American Capital Agency Corp.	35,701	689,386
Annaly Capital Management, Inc.	111,005	1,188,864
MFA Financial, Inc.	137,336	1,060,234
		2,938,484
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	53,600	1,602,104

TOTAL FINANCIALS		48,326,295

HEALTH CARE - 15.7%
Biotechnology - 4.2%
Amgen, Inc.	22,300	3,792,338
Biogen, Inc. (a)	5,700	1,742,091
Dyax Corp. rights 12/31/19 (a)	58,900	142,538
Shire PLC sponsored ADR	7,743	1,449,335
		7,126,302
Health Care Equipment & Supplies - 0.3%
Alere, Inc. (a)	12,200	477,386
Health Care Providers & Services - 2.7%
Aetna, Inc.	7,500	878,400
Anthem, Inc.	2,600	325,208
Cigna Corp.	19,300	2,475,418
McKesson Corp.	5,200	960,024
		4,639,050
Pharmaceuticals - 8.5%
Allergan PLC (a)	7,800	1,829,412
Johnson & Johnson	58,592	6,992,369
Sanofi SA sponsored ADR	52,000	2,000,440
Teva Pharmaceutical Industries Ltd. sponsored ADR	72,132	3,634,731
		14,456,952

TOTAL HEALTH CARE		26,699,690

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.5%
United Technologies Corp.	23,800	2,533,034
Industrial Conglomerates - 3.0%
General Electric Co.	163,300	5,101,492
Machinery - 1.7%
Deere & Co.	33,410	2,824,816
Professional Services - 1.4%
Dun & Bradstreet Corp.	17,400	2,395,110
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	26,100	1,043,217

TOTAL INDUSTRIALS		13,897,669

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 4.0%
Cisco Systems, Inc.	103,382	3,250,330
Harris Corp.	29,100	2,705,718
Juniper Networks, Inc.	40,600	937,048
		6,893,096
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	13,798	877,139
Internet Software & Services - 4.1%
Alphabet, Inc. Class A	4,500	3,554,325
eBay, Inc. (a)	83,100	2,672,496
VeriSign, Inc. (a)(b)	11,400	848,730
		7,075,551
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	14,800	850,112
The Western Union Co.	87,000	1,872,240
		2,722,352
Software - 0.8%
Oracle Corp.	31,387	1,293,772
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	42,400	4,498,640
EMC Corp.	163,000	4,725,370
Samsung Electronics Co. Ltd.	1,235	1,792,822
		11,016,832

TOTAL INFORMATION TECHNOLOGY		29,878,742

MATERIALS - 2.5%
Chemicals - 1.9%
CF Industries Holdings, Inc.	53,075	1,379,950
LyondellBasell Industries NV Class A	23,700	1,869,693
		3,249,643
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	75,300	1,079,802

TOTAL MATERIALS		4,329,445

UTILITIES - 1.8%
Electric Utilities - 1.8%
DONG Energy A/S	14,800	587,173
Exelon Corp.	75,300	2,560,200
		3,147,373
TOTAL COMMON STOCKS
(Cost $151,269,483)		165,309,899

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.42% (c)	5,158,666	5,158,666
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	1,256,545	1,256,545
TOTAL MONEY MARKET FUNDS
(Cost $6,415,211)		6,415,211
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $157,684,694)		171,725,110
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,341,478)
NET ASSETS - 100%		$170,383,632

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,481
Fidelity Securities Lending Cash Central Fund	24,486
Total	$46,967

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$16,756,353	$16,756,353	$--	$--
Consumer Staples	6,923,161	6,923,161	--	--
Energy	15,351,171	15,351,171	--	--
Financials	48,326,295	47,359,440	966,855	--
Health Care	26,699,690	26,557,152	--	142,538
Industrials	13,897,669	13,897,669	--	--
Information Technology	29,878,742	29,878,742	--	--
Materials	4,329,445	4,329,445	--	--
Utilities	3,147,373	3,147,373	--	--
Money Market Funds	6,415,211	6,415,211	--	--
Total Investments in Securities:	$171,725,110	$170,615,717	$966,855	$142,538

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $158,026,847. Net unrealized appreciation aggregated $13,698,263, of which $20,289,204 related to appreciated investment securities and $6,590,941 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

August 31, 2016

ASCF-QTLY-1016
1.805747.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 3.1%
Gentex Corp.	800,000	$14,232
Gentherm, Inc. (a)	930,000	30,662
Standard Motor Products, Inc.	38,926	1,744
Tenneco, Inc. (a)	650,000	36,290
		82,928
Diversified Consumer Services - 1.9%
Grand Canyon Education, Inc. (a)	500,000	20,765
Meiko Network Japan Co. Ltd. (b)	1,327,900	12,449
Tsukada Global Holdings, Inc. (c)	2,800,000	18,592
		51,806
Hotels, Restaurants & Leisure - 1.2%
Bojangles', Inc. (a)	442,719	7,150
Marriott Vacations Worldwide Corp.	341,294	26,314
		33,464
Household Durables - 0.9%
Tupperware Brands Corp.	350,000	22,936
Internet & Catalog Retail - 0.5%
Duluth Holdings, Inc. (b)	350,000	10,609
HSN, Inc.	36,843	1,539
		12,148
Leisure Products - 0.7%
Nautilus, Inc. (a)	846,266	19,710
Specialty Retail - 2.0%
Hibbett Sports, Inc. (a)(b)	210,000	8,058
Sally Beauty Holdings, Inc. (a)	834,700	22,721
Select Comfort Corp. (a)	855,320	22,452
		53,231
Textiles, Apparel & Luxury Goods - 0.9%
Steven Madden Ltd. (a)	700,000	24,563

TOTAL CONSUMER DISCRETIONARY		300,786

CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Britvic PLC	1,000,000	8,437
Food & Staples Retailing - 1.3%
Sundrug Co. Ltd.	230,000	16,672
Tsuruha Holdings, Inc.	195,000	19,111
		35,783

TOTAL CONSUMER STAPLES		44,220

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Delek Logistics Partners LP	196,856	5,136
HollyFrontier Corp.	1,000,000	25,880
World Fuel Services Corp.	740,000	32,989
		64,005
FINANCIALS - 22.8%
Banks - 4.9%
Allegiance Bancshares, Inc. (a)	361,013	9,477
Bank of the Ozarks, Inc.	560,000	21,941
ConnectOne Bancorp, Inc. (c)	1,588,147	28,253
East West Bancorp, Inc.	600,000	22,284
German American Bancorp, Inc.	525,580	19,373
Investors Bancorp, Inc.	2,206,900	27,035
Van Lanschot NV unit	156,268	2,894
		131,257
Diversified Financial Services - 0.6%
Cotiviti Holdings, Inc.	66,000	2,194
Scandinavian Tobacco Group A/S	900,000	15,014
		17,208
Insurance - 7.1%
CNO Financial Group, Inc.	1,550,000	25,188
Enstar Group Ltd. (a)	135,000	22,490
Hanover Insurance Group, Inc.	210,000	16,422
James River Group Holdings Ltd.	581,952	21,265
Kinsale Capital Group, Inc.	52,100	1,084
Primerica, Inc. (b)	1,212,000	68,988
Reinsurance Group of America, Inc.	330,000	35,416
		190,853
Real Estate Investment Trusts - 3.7%
CBL & Associates Properties, Inc.	2,000,000	28,540
National Health Investors, Inc.	335,000	26,894
Tanger Factory Outlet Centers, Inc.	650,000	26,416
VEREIT, Inc.	1,580,000	16,511
		98,361
Real Estate Management & Development - 5.3%
CBRE Group, Inc. (a)	1,000,000	29,890
Daito Trust Construction Co. Ltd.	130,000	19,142
Jones Lang LaSalle, Inc.	250,000	29,188
Open House Co. Ltd.	500,000	10,801
Relo Holdings Corp.	140,000	19,850
Savills PLC	1,115,000	10,835
Sumitomo Real Estate Sales Co. Ltd.	619,200	11,688
Takara Leben Co. Ltd.	1,150,000	7,503
The RMR Group, Inc.	100,000	3,855
		142,752
Thrifts & Mortgage Finance - 1.2%
Essent Group Ltd. (a)	299,173	7,952
Meridian Bancorp, Inc.	1,030,000	16,089
Oritani Financial Corp.	552,909	8,885
		32,926

TOTAL FINANCIALS		613,357

HEALTH CARE - 14.3%
Health Care Equipment & Supplies - 1.7%
Ansell Ltd.	744,707	12,571
Fukuda Denshi Co. Ltd.	127,000	7,488
LivaNova PLC (a)	430,000	25,809
		45,868
Health Care Providers & Services - 6.8%
Aceto Corp.	564,267	11,393
HealthSouth Corp.	750,000	30,533
MEDNAX, Inc. (a)	400,000	26,308
Patterson Companies, Inc.	550,000	25,300
Premier, Inc. (a)	556,075	17,600
Providence Service Corp. (a)	307,483	14,492
Ship Healthcare Holdings, Inc.	470,000	12,551
Sigma Pharmaceuticals Ltd.	6,200,000	5,685
The Ensign Group, Inc.	2,110,000	39,647
		183,509
Life Sciences Tools & Services - 2.3%
PAREXEL International Corp. (a)	390,000	26,532
VWR Corp. (a)	1,240,000	34,608
		61,140
Pharmaceuticals - 3.5%
Akorn, Inc. (a)	900,000	24,228
Jazz Pharmaceuticals PLC (a)	180,000	22,289
Kaken Pharmaceutical Co. Ltd.	330,000	18,627
Sawai Pharmaceutical Co. Ltd.	300,000	19,717
Towa Pharmaceutical Co. Ltd.	250,000	9,448
		94,309

TOTAL HEALTH CARE		384,826

INDUSTRIALS - 18.0%
Aerospace & Defense - 3.4%
Engility Holdings, Inc. (a)	176,226	5,287
Moog, Inc. Class A (a)	500,000	29,495
Teledyne Technologies, Inc. (a)	200,000	21,428
Triumph Group, Inc.	1,090,000	34,727
		90,937
Air Freight & Logistics - 1.0%
Hub Group, Inc. Class A (a)	650,000	26,488
Commercial Services & Supplies - 5.0%
Coor Service Management Holding AB	1,535,502	8,932
Deluxe Corp.	500,000	34,085
Loomis AB (B Shares)	540,000	15,454
Mitie Group PLC	5,600,000	19,884
UniFirst Corp.	250,000	32,098
West Corp.	1,047,000	24,531
		134,984
Construction & Engineering - 0.1%
Argan, Inc.	61,984	2,963
Electrical Equipment - 1.6%
EnerSys	620,000	43,636
Machinery - 2.2%
Hy-Lok Corp. (c)	700,000	13,079
Standex International Corp.	540,000	45,463
		58,542
Marine - 0.4%
SITC International Holdings Co. Ltd.	19,000,000	10,728
Professional Services - 3.2%
Benefit One, Inc.	554,600	16,215
CEB, Inc.	500,000	30,100
On Assignment, Inc. (a)	637,800	24,051
WS Atkins PLC	770,000	15,116
		85,482
Trading Companies & Distributors - 1.1%
Univar, Inc. (a)	1,400,000	28,966

TOTAL INDUSTRIALS		482,726

INFORMATION TECHNOLOGY - 19.9%
Electronic Equipment & Components - 6.5%
CDW Corp.	1,320,000	58,938
Fitbit, Inc. (a)(b)	1,600,000	24,768
Insight Enterprises, Inc. (a)	1,086,328	33,242
SYNNEX Corp.	545,762	57,944
		174,892
Internet Software & Services - 2.3%
Stamps.com, Inc. (a)(b)	630,000	60,934
IT Services - 7.9%
Blackhawk Network Holdings, Inc. (a)	1,097,900	37,603
EVERTEC, Inc.	1,332,900	22,739
Global Payments, Inc.	360,000	27,342
Maximus, Inc.	420,000	24,704
Perficient, Inc. (a)	244,800	4,889
Syntel, Inc. (a)	1,000,238	46,181
WEX, Inc. (a)	500,000	49,655
		213,113
Semiconductors & Semiconductor Equipment - 0.6%
Cirrus Logic, Inc. (a)	339,395	17,224
Software - 1.8%
NIIT Technologies Ltd.	2,576,694	15,386
Zensar Technologies Ltd.	1,968,049	31,631
		47,017
Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (a)	623,319	21,099

TOTAL INFORMATION TECHNOLOGY		534,279

MATERIALS - 5.1%
Chemicals - 2.2%
Ingevity Corp. (a)	262,800	11,663
PolyOne Corp.	1,300,000	44,811
SK Kaken Co. Ltd.	39,000	3,890
		60,364
Containers & Packaging - 1.8%
Greif, Inc. Class A	561,186	23,923
Silgan Holdings, Inc.	520,000	25,022
		48,945
Paper & Forest Products - 1.1%
Neenah Paper, Inc.	360,000	28,955

TOTAL MATERIALS		138,264

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
APT Satellite Holdings Ltd.	3,900,000	2,866
Asia Satellite Telecommunications Holdings Ltd.	887,500	1,236
		4,102
UTILITIES - 1.6%
Gas Utilities - 1.1%
Amerigas Partners LP	530,000	24,290
Star Gas Partners LP	600,000	5,364
		29,654
Multi-Utilities - 0.5%
Telecom Plus PLC	990,000	13,624

TOTAL UTILITIES		43,278

TOTAL COMMON STOCKS
(Cost $2,098,448)		2,609,843
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.28% 9/8/16 to 11/17/16 (d)
(Cost $6,268)	6,270	6,268
	Shares	Value (000s)

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.42% (e)	88,055,413	$88,055
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	64,926,564	64,927
TOTAL MONEY MARKET FUNDS
(Cost $152,982)		152,982
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $2,257,698)		2,769,093
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(80,073)
NET ASSETS - 100%		$2,689,020

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
521 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	64,541	$714

The face value of futures purchased as a percentage of Net Assets is 2.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,148,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$491
Fidelity Securities Lending Cash Central Fund	307
Total	$798

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cathedral Energy Services Ltd.	$1,461	$--	$852	$--	$--
ConnectOne Bancorp, Inc.	30,241	728	136	355	28,253
First NBC Bank Holding Co.	43,456	75	21,684	--	--
Hy-Lok Corp.	15,207	--	--	200	13,079
Meiko Network Japan Co. Ltd.	17,932	--	2,388	479	--
NIIT Technologies Ltd.	32,572	--	7,558	566	--
Sword Group	14,676	--	15,281	454	--
Tsukada Global Holdings, Inc.	18,583	--	--	227	18,592
Zensar Technologies Ltd.	57,126	--	25,068	625	--
Total	$231,254	$803	$72,967	$2,906	$59,924

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$300,786	$300,786	$--	$--
Consumer Staples	44,220	44,220	--	--
Energy	64,005	64,005	--	--
Financials	613,357	613,357	--	--
Health Care	384,826	384,826	--	--
Industrials	482,726	482,726	--	--
Information Technology	534,279	534,279	--	--
Materials	138,264	138,264	--	--
Telecommunication Services	4,102	4,102	--	--
Utilities	43,278	43,278	--	--
U.S. Government and Government Agency Obligations	6,268	--	6,268	--
Money Market Funds	152,982	152,982	--	--
Total Investments in Securities:	$2,769,093	$2,762,825	$6,268	$--
Derivative Instruments:
Assets
Futures Contracts	$714	$714	$--	$--
Total Assets	$714	$714	$--	$--
Total Derivative Instruments:	$714	$714	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $2,257,906,000. Net unrealized appreciation aggregated $511,187,000, of which $565,676,000 related to appreciated investment securities and $54,489,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

August 31, 2016

GO-QTLY-1016
1.805740.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.5%
Tenneco, Inc. (a)	216,000	$12,059
Automobiles - 2.0%
Tesla Motors, Inc. (a)	259,022	54,915
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	493,300	18,405
Hotels, Restaurants & Leisure - 1.5%
Domino's Pizza, Inc.	34,300	5,130
Las Vegas Sands Corp.	63,892	3,208
Starbucks Corp.	563,800	31,702
		40,040
Internet & Catalog Retail - 4.6%
Amazon.com, Inc. (a)	117,900	90,684
Expedia, Inc.	67,500	7,366
Groupon, Inc. Class A (a)(b)	1,023,200	5,454
Priceline Group, Inc. (a)	10,600	15,017
Wayfair LLC Class A (a)	107,600	4,144
		122,665
Media - 4.5%
AMC Networks, Inc. Class A (a)	37,800	2,054
Charter Communications, Inc. Class A (a)	293,260	75,429
Comcast Corp. Class A	275,900	18,005
Liberty Global PLC Class A (a)	148,500	4,700
Lions Gate Entertainment Corp. (b)	277,600	5,818
The Walt Disney Co.	160,900	15,199
Twenty-First Century Fox, Inc. Class A	10,500	258
		121,463
Multiline Retail - 0.2%
Dollar General Corp.	79,800	5,858
Specialty Retail - 0.9%
Home Depot, Inc.	93,900	12,594
TJX Companies, Inc.	156,800	12,143
		24,737
Textiles, Apparel & Luxury Goods - 1.6%
lululemon athletica, Inc. (a)	105,716	8,088
NIKE, Inc. Class B	383,500	22,105
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	241,498	5,871
VF Corp.	120,200	7,458
		43,522

TOTAL CONSUMER DISCRETIONARY		443,664

CONSUMER STAPLES - 7.7%
Beverages - 2.2%
Constellation Brands, Inc. Class A (sub. vtg.)	118,400	19,424
Molson Coors Brewing Co. Class B	108,000	11,051
Monster Beverage Corp. (a)	114,900	17,682
The Coca-Cola Co.	249,400	10,831
		58,988
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	211,700	34,314
CVS Health Corp.	420,700	39,293
Walgreens Boots Alliance, Inc.	37,800	3,051
Whole Foods Market, Inc.	91,700	2,786
		79,444
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	93,400	7,946
Tobacco - 2.3%
Altria Group, Inc.	45,200	2,987
British American Tobacco PLC (United Kingdom)	88,600	5,497
Imperial Tobacco Group PLC	147,980	7,760
Philip Morris International, Inc.	93,100	9,303
Reynolds American, Inc.	708,500	35,120
		60,667

TOTAL CONSUMER STAPLES		207,045

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corp.	263,900	6,500
Devon Energy Corp.	155,900	6,755
PDC Energy, Inc. (a)	102,500	6,806
Targa Resources Corp.	14,800	645
Teekay LNG Partners LP	214,200	2,770
The Williams Companies, Inc.	182,500	5,099
Williams Partners LP	182,200	6,942
		35,517
FINANCIALS - 4.9%
Banks - 0.7%
Bank of the Ozarks, Inc.	72,900	2,856
HDFC Bank Ltd. sponsored ADR	234,211	16,781
		19,637
Capital Markets - 0.5%
BlackRock, Inc. Class A	11,500	4,287
Charles Schwab Corp.	280,900	8,837
		13,124
Diversified Financial Services - 0.6%
MSCI, Inc. Class A	190,800	17,195
Insurance - 0.3%
FNF Group	203,600	7,674
Real Estate Investment Trusts - 2.8%
American Tower Corp.	635,900	72,098
Public Storage	12,200	2,732
		74,830

TOTAL FINANCIALS		132,460

HEALTH CARE - 20.9%
Biotechnology - 11.7%
AbbVie, Inc.	119,200	7,641
ACADIA Pharmaceuticals, Inc. (a)	243,800	7,833
Aduro Biotech, Inc. (a)(b)	67,500	951
Adverum Biotechnologies, Inc. (a)	31,748	114
Agios Pharmaceuticals, Inc. (a)	75,400	2,778
Alexion Pharmaceuticals, Inc. (a)	373,300	46,984
Alkermes PLC (a)	399,000	17,464
Alnylam Pharmaceuticals, Inc. (a)	243,112	16,981
Amgen, Inc.	268,400	45,644
Amicus Therapeutics, Inc. (a)	641,000	4,288
Asterias Biotherapeutics, Inc. (b)	50,950	142
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	10,190	2
aTyr Pharma, Inc. (c)	124,876	365
Biogen, Inc. (a)	79,900	24,420
BioMarin Pharmaceutical, Inc. (a)	126,700	11,896
BioTime, Inc. warrants 10/1/18 (a)	62,345	24
bluebird bio, Inc. (a)	128,700	6,350
Celldex Therapeutics, Inc. (a)	165,600	550
Coherus BioSciences, Inc. (a)	88,294	2,629
Five Prime Therapeutics, Inc. (a)	67,100	2,951
Genocea Biosciences, Inc. (a)(b)	76,716	411
Gilead Sciences, Inc.	49,700	3,895
Global Blood Therapeutics, Inc. (a)	30,000	510
Insmed, Inc. (a)	365,479	4,733
Intercept Pharmaceuticals, Inc. (a)	10,235	1,518
Ionis Pharmaceuticals, Inc. (a)	558,953	16,573
Lexicon Pharmaceuticals, Inc. (a)	114,596	1,591
Merrimack Pharmaceuticals, Inc. (a)	437,800	2,023
Novavax, Inc. (a)(b)	887,700	6,072
Ophthotech Corp. (a)	77,700	4,103
Prothena Corp. PLC (a)	136,002	6,797
Regeneron Pharmaceuticals, Inc. (a)	91,700	35,997
Regulus Therapeutics, Inc. (a)(b)	318,000	1,008
Rigel Pharmaceuticals, Inc. (a)	498,548	1,680
Sage Therapeutics, Inc. (a)	15,244	567
Seres Therapeutics, Inc. (a)	21,900	229
Spark Therapeutics, Inc. (a)	12,100	685
TESARO, Inc. (a)	34,300	2,905
Transition Therapeutics, Inc. (a)	655,797	989
Vertex Pharmaceuticals, Inc. (a)	219,990	20,791
XOMA Corp. (a)(b)	1,084,759	616
		313,700
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	1,132,000	26,964
Danaher Corp.	77,100	6,277
Insulet Corp. (a)	204,200	8,644
Medtronic PLC	302,700	26,344
Nevro Corp. (a)	30,700	2,899
		71,128
Health Care Providers & Services - 3.0%
Anthem, Inc.	242,000	30,269
Cardinal Health, Inc.	106,600	8,493
Cigna Corp.	73,000	9,363
Express Scripts Holding Co. (a)	40,467	2,942
HealthSouth Corp. warrants 1/17/17 (a)	5,409	14
McKesson Corp.	92,400	17,059
UnitedHealth Group, Inc.	98,800	13,442
		81,582
Health Care Technology - 0.4%
athenahealth, Inc. (a)(b)	92,600	11,337
Castlight Health, Inc. Class B (a)(b)	117,900	493
		11,830
Pharmaceuticals - 3.1%
Allergan PLC (a)	79,190	18,573
Endo International PLC (a)	1,539,100	31,859
Innoviva, Inc.	115,000	1,275
Teva Pharmaceutical Industries Ltd. sponsored ADR	626,300	31,559
		83,266

TOTAL HEALTH CARE		561,506

INDUSTRIALS - 4.6%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	60,400	7,049
Air Freight & Logistics - 0.3%
FedEx Corp.	28,000	4,618
United Parcel Service, Inc. Class B	27,600	3,014
		7,632
Airlines - 1.2%
Delta Air Lines, Inc.	234,700	8,625
JetBlue Airways Corp. (a)	31,400	501
Southwest Airlines Co.	343,200	12,657
Spirit Airlines, Inc. (a)	283,400	11,333
Wizz Air Holdings PLC (a)	4,633	97
		33,213
Electrical Equipment - 0.6%
Fortive Corp.	39,400	2,075
SolarCity Corp. (a)	242,326	5,006
Sunrun, Inc. (a)(b)	1,294,300	7,869
		14,950
Industrial Conglomerates - 0.3%
3M Co.	49,800	8,926
Machinery - 0.5%
Allison Transmission Holdings, Inc.	258,400	7,168
Caterpillar, Inc.	62,900	5,155
		12,323
Professional Services - 0.8%
TransUnion Holding Co., Inc. (a)	200,500	6,614
TriNet Group, Inc. (a)	600,800	12,617
Verisk Analytics, Inc. (a)	41,100	3,413
		22,644
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	33,900	2,691
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	398,200	14,379

TOTAL INDUSTRIALS		123,807

INFORMATION TECHNOLOGY - 36.9%
Communications Equipment - 0.1%
Infinera Corp. (a)	383,681	3,292
Electronic Equipment & Components - 0.3%
CDW Corp.	34,500	1,540
Jabil Circuit, Inc.	280,111	5,936
		7,476
Internet Software & Services - 12.2%
Alphabet, Inc.:
Class A	75,665	59,764
Class C (a)	129,575	99,391
Endurance International Group Holdings, Inc. (a)(b)	3,644,137	28,971
Facebook, Inc. Class A (a)	546,441	68,917
GoDaddy, Inc. (a)(b)	1,215,949	39,372
Rackspace Hosting, Inc. (a)	105,502	3,318
Wix.com Ltd. (a)	701,635	29,342
		329,075
IT Services - 11.1%
Alliance Data Systems Corp. (a)	305,500	62,499
Booz Allen Hamilton Holding Corp. Class A	319,000	9,685
Capgemini SA	101,900	9,927
Cognizant Technology Solutions Corp. Class A (a)	655,992	37,680
EPAM Systems, Inc. (a)	527,100	35,953
First Data Corp. Class A (a)	119,200	1,659
Global Payments, Inc.	22,900	1,739
Luxoft Holding, Inc. (a)	325,200	16,686
MasterCard, Inc. Class A	318,200	30,748
PayPal Holdings, Inc. (a)	75,400	2,801
Sabre Corp.	756,600	21,298
Travelport Worldwide Ltd.	1,030,600	14,150
Visa, Inc. Class A	652,800	52,812
		297,637
Semiconductors & Semiconductor Equipment - 2.1%
NVIDIA Corp.	114,830	7,044
NXP Semiconductors NV (a)	398,700	35,094
SolarEdge Technologies, Inc. (a)(b)	880,057	14,979
		57,117
Software - 5.1%
Activision Blizzard, Inc.	258,500	10,694
Adobe Systems, Inc. (a)	96,200	9,842
Autodesk, Inc. (a)	73,000	4,920
Electronic Arts, Inc. (a)	180,600	14,670
Microsoft Corp.	762,200	43,796
NetSuite, Inc. (a)	29,900	3,256
Red Hat, Inc. (a)	38,230	2,790
Salesforce.com, Inc. (a)	432,800	34,373
Tyler Technologies, Inc. (a)	41,600	6,820
Workday, Inc. Class A (a)	62,500	5,299
		136,460
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,462,806	155,208
Nimble Storage, Inc. (a)(b)	700,200	5,756
		160,964

TOTAL INFORMATION TECHNOLOGY		992,021

MATERIALS - 3.8%
Chemicals - 3.8%
E.I. du Pont de Nemours & Co.	215,600	15,006
LyondellBasell Industries NV Class A	588,000	46,387
Monsanto Co.	117,800	12,546
PPG Industries, Inc.	184,800	19,567
The Dow Chemical Co.	143,200	7,681
W.R. Grace & Co.	19,300	1,508
		102,695
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.2%
SBA Communications Corp. Class A (a)	289,300	33,024
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc. (a)	714,300	33,101

TOTAL TELECOMMUNICATION SERVICES		66,125

UTILITIES - 0.1%
Electric Utilities - 0.1%
DONG Energy A/S	70,600	2,801
TOTAL COMMON STOCKS
(Cost $1,875,522)		2,667,641

Convertible Preferred Stocks - 1.0%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(d)	217,605	3,540
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(d)	1,069,313	3,015

TOTAL CONSUMER STAPLES		6,555

FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (a)(d)	1,081,736	4,770
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	221,104	10,784
Software - 0.2%
Cloudera, Inc. Series F (a)(d)	41,786	1,257
MongoDB, Inc. Series F, 8.00% (a)(d)	515,124	4,620
		5,877

TOTAL INFORMATION TECHNOLOGY		16,661

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $23,237)		27,986

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.42% (e)	1,851,369	1,851
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	36,104,650	36,105
TOTAL MONEY MARKET FUNDS
(Cost $37,956)		37,956
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $1,936,715)		2,733,583
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(43,012)
NET ASSETS - 100%		$2,690,571

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $365,000 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,986,000 or 1.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron, Inc. Series D	5/18/15	$2,900
Cloudera, Inc. Series F	2/5/14	$608
MongoDB, Inc. Series F, 8.00%	10/2/13	$8,615
PAX Labs, Inc. Series C	5/22/15	$4,117
Redfin Corp. Series G	12/16/14	$3,567
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,430

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$29
Fidelity Securities Lending Cash Central Fund	2,262
Total	$2,291

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$443,664	$443,664	$--	$--
Consumer Staples	213,600	201,548	5,497	6,555
Energy	35,517	35,517	--	--
Financials	137,230	132,460	--	4,770
Health Care	561,506	560,517	989	--
Industrials	123,807	123,807	--	--
Information Technology	1,008,682	992,021	--	16,661
Materials	102,695	102,695	--	--
Telecommunication Services	66,125	66,125	--	--
Utilities	2,801	2,801	--	--
Money Market Funds	37,956	37,956	--	--
Total Investments in Securities:	$2,733,583	$2,699,111	$6,486	$27,986

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$25,240
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	2,746
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$27,986
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$2,746

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/16 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$27,986	Market approach	Transaction price	$48.77	Increase
		Market comparable	Discount rate	3.0% - 21.0% / 13.5%	Decrease
			Enterprise value/Sales multiple (EV/S)	1.7 - 16.1 / 5.1	Increase
			Premium rate	10.0% - 235.0% / 40.9%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $1,961,931,000. Net unrealized appreciation aggregated $771,652,000, of which $900,993,000 related to appreciated investment securities and $129,341,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

August 31, 2016

MC-QTLY-1016
1.805741.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Distributors - 0.9%
LKQ Corp. (a)	497,500	$17,955
Diversified Consumer Services - 0.2%
Grand Canyon Education, Inc. (a)	86,800	3,605
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	295,300	11,201
Buffalo Wild Wings, Inc. (a)	67,300	10,916
Dunkin' Brands Group, Inc.	453,900	22,218
Restaurant Brands International, Inc.	233,700	11,150
		55,485
Household Durables - 0.6%
NVR, Inc. (a)	7,200	12,145
Internet & Catalog Retail - 0.8%
HSN, Inc.	30,400	1,270
Liberty Interactive Corp.:
(Venture Group) Series A (a)	94,000	3,623
QVC Group Series A (a)	529,110	11,180
		16,073
Media - 3.1%
AMC Networks, Inc. Class A (a)	251,300	13,656
Discovery Communications, Inc. Class A (a)	443,200	11,306
Liberty Broadband Corp. Class A (a)	60,900	4,108
Live Nation Entertainment, Inc. (a)	419,500	11,209
Scripps Networks Interactive, Inc. Class A	144,700	9,170
Starz Series A (a)	418,500	13,053
		62,502
Multiline Retail - 1.0%
Dollar General Corp.	270,100	19,828
Specialty Retail - 1.6%
CarMax, Inc. (a)	131,500	7,752
O'Reilly Automotive, Inc. (a)	37,700	10,554
Ross Stores, Inc.	246,300	15,330
		33,636
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	126,600	13,642

TOTAL CONSUMER DISCRETIONARY		234,871

CONSUMER STAPLES - 4.4%
Beverages - 1.4%
Coca-Cola European Partners PLC	301,400	11,589
Dr. Pepper Snapple Group, Inc.	49,300	4,619
Molson Coors Brewing Co. Class B	121,600	12,442
		28,650
Food & Staples Retailing - 0.5%
United Natural Foods, Inc. (a)	169,200	7,716
Whole Foods Market, Inc.	96,800	2,941
		10,657
Food Products - 1.4%
ConAgra Foods, Inc.	117,500	5,477
Mead Johnson Nutrition Co. Class A	108,900	9,264
WhiteWave Foods Co. (a)	235,300	13,043
		27,784
Household Products - 0.7%
Church & Dwight Co., Inc.	108,100	10,747
Energizer Holdings, Inc.	82,200	4,062
		14,809
Personal Products - 0.3%
Coty, Inc. Class A	83,300	2,245
Edgewell Personal Care Co. (a)	46,700	3,736
		5,981
Tobacco - 0.1%
Universal Corp.	37,100	2,232

TOTAL CONSUMER STAPLES		90,113

ENERGY - 3.5%
Energy Equipment & Services - 1.1%
Dril-Quip, Inc. (a)	136,000	7,558
Nabors Industries Ltd.	738,500	7,341
Oil States International, Inc. (a)	226,500	7,026
		21,925
Oil, Gas & Consumable Fuels - 2.4%
Cabot Oil & Gas Corp.	62,300	1,534
Cimarex Energy Co.	58,000	7,666
Energen Corp.	207,500	11,931
HollyFrontier Corp.	375,400	9,715
PDC Energy, Inc. (a)	83,000	5,511
Whiting Petroleum Corp. (a)	511,500	3,729
WPX Energy, Inc. (a)	791,500	9,498
		49,584

TOTAL ENERGY		71,509

FINANCIALS - 26.6%
Banks - 4.5%
Aldermore Group PLC (a)	2,170,700	4,660
CIT Group, Inc.	313,500	11,562
Comerica, Inc.	126,100	5,963
Huntington Bancshares, Inc.	3,224,006	32,272
Shawbrook Group PLC (a)	1,401,100	4,241
Signature Bank (a)	108,100	13,189
Synovus Financial Corp.	539,027	17,831
The Jammu & Kashmir Bank Ltd.	2,407,373	2,528
		92,246
Capital Markets - 0.8%
Fortress Investment Group LLC	435,700	2,126
Interactive Brokers Group, Inc.	194,116	6,965
Stifel Financial Corp. (a)	148,300	5,836
WisdomTree Investments, Inc. (b)	226,100	2,374
		17,301
Consumer Finance - 3.5%
Capital One Financial Corp.	478,400	34,253
Enova International, Inc. (a)	268,767	2,577
Navient Corp.	470,246	6,762
OneMain Holdings, Inc. (a)	274,280	8,505
SLM Corp. (a)	2,571,216	19,066
		71,163
Diversified Financial Services - 1.8%
MSCI, Inc. Class A	302,400	27,252
On Deck Capital, Inc. (a)(b)	1,488,937	9,425
		36,677
Insurance - 4.0%
Allied World Assurance Co. Holdings AG	160,100	6,494
Arthur J. Gallagher & Co.	456,500	22,556
Direct Line Insurance Group PLC	2,404,758	11,652
Employers Holdings, Inc.	190,000	5,789
Fairfax Financial Holdings Ltd. (sub. vtg.)	17,000	9,622
Hanover Insurance Group, Inc.	112,900	8,829
Principal Financial Group, Inc.	183,300	8,995
ProAssurance Corp.	81,200	4,468
Sony Financial Holdings, Inc.	200,000	2,747
		81,152
Real Estate Investment Trusts - 11.0%
Altisource Residential Corp. Class B	599,621	6,578
Apartment Investment & Management Co. Class A	193,400	8,738
AvalonBay Communities, Inc.	54,900	9,608
Communications Sales & Leasing, Inc.	153,600	4,792
DCT Industrial Trust, Inc.	354,290	17,257
Douglas Emmett, Inc.	550,000	20,658
Equity Lifestyle Properties, Inc.	138,300	10,722
Extra Space Storage, Inc.	68,000	5,477
FelCor Lodging Trust, Inc.	955,600	6,794
Healthcare Realty Trust, Inc.	439,700	15,416
LaSalle Hotel Properties (SBI)	127,200	3,569
Liberty Property Trust (SBI)	275,100	11,342
Mack-Cali Realty Corp.	598,000	16,600
Mid-America Apartment Communities, Inc.	52,250	4,911
Outfront Media, Inc.	290,300	6,479
Pennsylvania Real Estate Investment Trust (SBI)	556,100	13,953
Potlatch Corp.	158,500	6,002
Ramco-Gershenson Properties Trust (SBI)	340,000	6,606
Redwood Trust, Inc.	398,282	5,895
Sabra Health Care REIT, Inc.	410,300	10,454
Urban Edge Properties	554,500	15,892
VEREIT, Inc.	1,451,000	15,163
		222,906
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	223,850	6,691
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd. (a)	301,300	8,009
LIC Housing Finance Ltd.	719,652	6,156
		14,165

TOTAL FINANCIALS		542,301

HEALTH CARE - 9.0%
Biotechnology - 0.9%
Puma Biotechnology, Inc. (a)	65,000	3,845
Vertex Pharmaceuticals, Inc. (a)	144,000	13,609
		17,454
Health Care Equipment & Supplies - 4.4%
Boston Scientific Corp. (a)	640,000	15,245
Insulet Corp. (a)	175,500	7,429
The Cooper Companies, Inc.	128,000	23,798
The Spectranetics Corp. (a)	361,415	8,894
Wright Medical Group NV (a)	600,000	14,856
Zeltiq Aesthetics, Inc. (a)	177,728	6,775
Zimmer Biomet Holdings, Inc.	100,000	12,961
		89,958
Health Care Providers & Services - 2.1%
Adeptus Health, Inc. Class A (a)(b)	120,000	5,107
American Renal Associates Holdings, Inc.	340,000	7,218
AmSurg Corp. (a)	167,000	10,842
MEDNAX, Inc. (a)	210,000	13,812
Surgical Care Affiliates, Inc. (a)	120,000	4,950
		41,929
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	240,000	11,275
Pharmaceuticals - 1.1%
Catalent, Inc. (a)	730,000	18,418
Endo International PLC (a)	228,000	4,720
		23,138

TOTAL HEALTH CARE		183,754

INDUSTRIALS - 14.0%
Aerospace & Defense - 1.5%
Teledyne Technologies, Inc. (a)	293,936	31,492
Electrical Equipment - 5.2%
AMETEK, Inc.	1,530,672	74,626
Fortive Corp.	120,200	6,331
Hubbell, Inc. Class B	223,500	24,207
		105,164
Industrial Conglomerates - 3.5%
Roper Technologies, Inc.	399,086	70,858
Machinery - 1.8%
IDEX Corp.	382,900	35,778
Professional Services - 1.0%
Verisk Analytics, Inc. (a)	257,177	21,359
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	58,500	2,338
MSC Industrial Direct Co., Inc. Class A (b)	236,200	17,252
		19,590

TOTAL INDUSTRIALS		284,241

INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc.	997,900	8,961
CommScope Holding Co., Inc. (a)	106,100	3,137
F5 Networks, Inc. (a)	51,230	6,287
		18,385
Electronic Equipment & Components - 3.0%
Arrow Electronics, Inc. (a)	80,100	5,273
CDW Corp.	238,500	10,649
IPG Photonics Corp. (a)	116,500	10,133
Jabil Circuit, Inc.	1,067,600	22,622
Keysight Technologies, Inc. (a)	227,300	6,917
Trimble Navigation Ltd. (a)	201,700	5,527
		61,121
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	148,000	8,125
Rackspace Hosting, Inc. (a)	236,600	7,441
SPS Commerce, Inc. (a)	83,100	5,425
Velti PLC (a)(c)	215,084	1
		20,992
IT Services - 2.8%
Blackhawk Network Holdings, Inc. (a)	102,800	3,521
Cognizant Technology Solutions Corp. Class A (a)	169,400	9,730
Computer Sciences Corp.	184,000	8,655
EPAM Systems, Inc. (a)	114,400	7,803
Global Payments, Inc.	91,400	6,942
Jack Henry & Associates, Inc.	66,600	5,812
Maximus, Inc.	145,200	8,541
Sabre Corp.	236,900	6,669
		57,673
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	259,600	7,746
Cirrus Logic, Inc. (a)	137,000	6,953
Lam Research Corp.	115,700	10,797
Maxim Integrated Products, Inc.	84,500	3,441
NXP Semiconductors NV (a)	149,000	13,115
Qorvo, Inc. (a)	210,700	12,101
Skyworks Solutions, Inc.	160,800	12,037
		66,190
Software - 5.6%
ANSYS, Inc. (a)	116,800	11,107
Cadence Design Systems, Inc. (a)	142,500	3,625
CDK Global, Inc.	88,100	5,108
Fair Isaac Corp.	42,100	5,386
Fortinet, Inc. (a)	238,500	8,619
Paylocity Holding Corp. (a)(b)	154,300	6,948
Proofpoint, Inc. (a)	54,000	4,155
Red Hat, Inc. (a)	45,800	3,342
Salesforce.com, Inc. (a)	167,500	13,303
SS&C Technologies Holdings, Inc.	128,000	4,218
Synchronoss Technologies, Inc. (a)	122,600	5,119
Synopsys, Inc. (a)	140,300	8,318
Tableau Software, Inc. (a)	160,200	9,296
Tyler Technologies, Inc. (a)	43,700	7,165
Ultimate Software Group, Inc. (a)	38,600	8,065
Workday, Inc. Class A (a)	110,100	9,335
		113,109
Technology Hardware, Storage & Peripherals - 0.3%
HP, Inc.	485,100	6,971

TOTAL INFORMATION TECHNOLOGY		344,441

MATERIALS - 7.4%
Chemicals - 5.6%
Axalta Coating Systems (a)	349,600	10,006
CF Industries Holdings, Inc.	712,500	18,525
Ecolab, Inc.	181,279	22,306
Olin Corp.	934,500	20,223
PPG Industries, Inc.	180,700	19,133
W.R. Grace & Co.	286,897	22,415
		112,608
Containers & Packaging - 1.8%
Ball Corp.	200,328	15,864
Sealed Air Corp.	152,500	7,187
WestRock Co.	297,300	14,241
		37,292

TOTAL MATERIALS		149,900

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	30,300	1,077
Zayo Group Holdings, Inc. (a)	36,000	1,044
		2,121
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	20,300	941

TOTAL TELECOMMUNICATION SERVICES		3,062

UTILITIES - 5.4%
Electric Utilities - 2.7%
OGE Energy Corp.	352,526	10,974
Pinnacle West Capital Corp.	166,300	12,479
PNM Resources, Inc.	605,900	19,262
Westar Energy, Inc.	213,203	11,713
		54,428
Gas Utilities - 1.7%
Atmos Energy Corp.	231,740	17,079
National Fuel Gas Co.	178,711	10,197
South Jersey Industries, Inc.	237,800	7,058
		34,334
Multi-Utilities - 1.0%
Avangrid, Inc.	156,400	6,506
Black Hills Corp.	243,705	14,259
		20,765

TOTAL UTILITIES		109,527

TOTAL COMMON STOCKS
(Cost $1,865,524)		2,013,719
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% 9/29/16
(Cost $100)	100	100
	Shares	Value (000s)

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.42% (d)	28,585,721	$28,586
Fidelity Securities Lending Cash Central Fund 0.44% (d)(e)	12,849,550	12,850
TOTAL MONEY MARKET FUNDS
(Cost $41,436)		41,436
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $1,907,060)		2,055,255
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(19,801)
NET ASSETS - 100%		$2,035,454

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$117
Fidelity Securities Lending Cash Central Fund	465
Total	$582

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$234,871	$234,871	$--	$--
Consumer Staples	90,113	90,113	--	--
Energy	71,509	71,509	--	--
Financials	542,301	542,301	--	--
Health Care	183,754	183,754	--	--
Industrials	284,241	284,241	--	--
Information Technology	344,441	344,440	1	--
Materials	149,900	149,900	--	--
Telecommunication Services	3,062	3,062	--	--
Utilities	109,527	109,527	--	--
U.S. Government and Government Agency Obligations	100	--	100	--
Money Market Funds	41,436	41,436	--	--
Total Investments in Securities:	$2,055,255	$2,055,154	$101	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $1,912,791,000. Net unrealized appreciation aggregated $142,464,000, of which $255,214,000 related to appreciated investment securities and $112,750,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

August 31, 2016

AXM1-QTLY-1016
1.9860271.102

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	55,500	$3,782,880
Houghton Mifflin Harcourt Co. (a)	73,500	1,172,325
Nord Anglia Education, Inc. (a)	81,129	1,718,312
ServiceMaster Global Holdings, Inc. (a)	22,200	828,282
		7,501,799
Hotels, Restaurants & Leisure - 3.6%
Buffalo Wild Wings, Inc. (a)	4,600	746,120
Dave & Buster's Entertainment, Inc. (a)	91,700	4,259,465
Domino's Pizza, Inc.	54,289	8,120,006
Popeyes Louisiana Kitchen, Inc. (a)	38,600	2,104,858
Starbucks Corp.	308,800	17,363,824
Wingstop, Inc. (b)	49,700	1,505,413
		34,099,686
Household Durables - 0.4%
Harman International Industries, Inc.	43,500	3,684,015
Internet & Catalog Retail - 4.0%
Amazon.com, Inc. (a)	40,900	31,458,644
Liberty Interactive Corp. (Venture Group) Series A (a)	59,600	2,296,984
Netflix, Inc. (a)	28,700	2,796,815
NutriSystem, Inc.	38,600	1,112,452
		37,664,895
Media - 2.8%
Charter Communications, Inc. Class A (a)	89,600	23,046,016
Sirius XM Holdings, Inc. (a)(b)	750,200	3,105,828
		26,151,844
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	33,300	2,753,910
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	71,300	1,812,446
		4,566,356
Specialty Retail - 3.7%
AutoZone, Inc. (a)	7,100	5,266,780
Five Below, Inc. (a)	1,900	84,664
Home Depot, Inc.	186,700	25,040,204
Lowe's Companies, Inc.	50,400	3,858,624
MarineMax, Inc. (a)	65,600	1,300,848
		35,551,120
Textiles, Apparel & Luxury Goods - 1.5%
Kate Spade & Co. (a)	282,723	5,275,611
LVMH Moet Hennessy - Louis Vuitton SA	13,465	2,278,397
NIKE, Inc. Class B	110,700	6,380,748
		13,934,756

TOTAL CONSUMER DISCRETIONARY		163,154,471

CONSUMER STAPLES - 7.7%
Beverages - 3.2%
Constellation Brands, Inc. Class A (sub. vtg.)	23,400	3,838,770
Kweichow Moutai Co. Ltd.	21,780	1,011,474
Molson Coors Brewing Co. Class B	68,500	7,008,920
PepsiCo, Inc.	41,500	4,430,125
Pernod Ricard SA sponsored ADR	81,400	1,870,572
The Coca-Cola Co.	281,300	12,216,859
		30,376,720
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	35,400	5,737,986
CVS Health Corp.	53,600	5,006,240
Whole Foods Market, Inc.	54,900	1,667,862
		12,412,088
Food Products - 0.5%
Danone SA	63,100	4,803,644
Household Products - 0.5%
Procter & Gamble Co.	54,200	4,732,202
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	47,600	4,247,348
Herbalife Ltd. (a)	21,400	1,300,050
		5,547,398
Tobacco - 1.6%
Reynolds American, Inc.	310,100	15,371,657

TOTAL CONSUMER STAPLES		73,243,709

ENERGY - 0.9%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	135,900	6,676,767
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd. (b)	85,974	1,790,838

TOTAL ENERGY		8,467,605

FINANCIALS - 8.0%
Banks - 0.9%
First Republic Bank	109,100	8,396,336
Metro Bank PLC	16,900	531,948
		8,928,284
Capital Markets - 1.4%
BlackRock, Inc. Class A	13,100	4,883,811
E*TRADE Financial Corp. (a)	306,400	8,082,832
JMP Group, Inc.	50,300	277,656
		13,244,299
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	18,600	2,799,114
CME Group, Inc.	106,738	11,565,062
McGraw Hill Financial, Inc.	45,600	5,633,424
MSCI, Inc. Class A	64,500	5,812,740
		25,810,340
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	59,700	4,037,511
Real Estate Investment Trusts - 1.0%
American Tower Corp.	79,500	9,013,710
Real Estate Management & Development - 1.4%
Realogy Holdings Corp.	481,400	12,920,776
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	72,000	1,913,760

TOTAL FINANCIALS		75,868,680

HEALTH CARE - 14.3%
Biotechnology - 5.7%
Alexion Pharmaceuticals, Inc. (a)	35,200	4,430,272
Amgen, Inc.	61,400	10,441,684
Biogen, Inc. (a)	14,300	4,370,509
BioMarin Pharmaceutical, Inc. (a)	58,300	5,473,787
Cytokinetics, Inc. (a)	19,010	229,451
Gilead Sciences, Inc.	68,800	5,392,544
Insmed, Inc. (a)	247,875	3,209,981
Regeneron Pharmaceuticals, Inc. (a)	14,200	5,574,210
TESARO, Inc. (a)	36,500	3,091,185
Vertex Pharmaceuticals, Inc. (a)	121,300	11,464,063
		53,677,686
Health Care Equipment & Supplies - 5.8%
Boston Scientific Corp. (a)	318,200	7,579,524
Danaher Corp.	242,900	19,774,489
DexCom, Inc. (a)	25,200	2,295,468
Edwards Lifesciences Corp. (a)	35,800	4,122,728
Intuitive Surgical, Inc. (a)	13,100	8,992,102
Medtronic PLC	76,200	6,631,686
Novadaq Technologies, Inc. (a)	181,100	2,220,286
ResMed, Inc.	45,600	3,041,064
		54,657,347
Health Care Providers & Services - 1.0%
HealthEquity, Inc. (a)	9,700	315,832
UnitedHealth Group, Inc.	64,000	8,707,200
VCA, Inc. (a)	8,100	573,561
		9,596,593
Pharmaceuticals - 1.8%
Allergan PLC (a)	18,100	4,245,174
Astellas Pharma, Inc.	622,500	9,501,483
Collegium Pharmaceutical, Inc. (a)	23,500	195,755
Patheon NV	12,700	355,473
Zoetis, Inc. Class A	64,200	3,280,620
		17,578,505

TOTAL HEALTH CARE		135,510,131

INDUSTRIALS - 6.6%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	61,800	7,212,678
Taser International, Inc. (a)	48,600	1,316,088
TransDigm Group, Inc. (a)	10,900	3,108,571
		11,637,337
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR	42,280	3,069,951
Building Products - 0.6%
A.O. Smith Corp.	46,683	4,503,976
Caesarstone Sdot-Yam Ltd. (a)	24,200	951,544
		5,455,520
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	154,300	6,523,804
Electrical Equipment - 0.9%
Acuity Brands, Inc.	7,100	1,953,352
Fortive Corp.	121,450	6,396,772
		8,350,124
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	16,000	2,840,800
Machinery - 0.1%
Rational AG	1,200	590,095
Professional Services - 2.2%
Equifax, Inc.	41,900	5,526,610
Resources Connection, Inc.	4,729	71,361
Robert Half International, Inc.	88,400	3,388,372
TransUnion Holding Co., Inc. (a)	57,000	1,880,430
WageWorks, Inc. (a)	155,500	9,608,345
		20,475,118
Road & Rail - 0.0%
Swift Transporation Co. (a)	19,300	359,173
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	73,900	2,668,529

TOTAL INDUSTRIALS		61,970,451

INFORMATION TECHNOLOGY - 31.1%
Electronic Equipment & Components - 0.2%
CDW Corp.	34,700	1,549,355
Internet Software & Services - 17.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	58,600	5,695,334
Alphabet, Inc. Class A	68,900	54,420,665
CommerceHub, Inc.:
Series A, (a)	76,860	1,136,759
Series C, (a)	11,920	175,582
Facebook, Inc. Class A (a)	704,500	88,851,539
GoDaddy, Inc. (a)	128,600	4,164,068
Just Dial Ltd.	43,239	320,317
JUST EAT Ltd. (a)	235,622	1,673,892
Shopify, Inc. Class A (a)	24,000	992,640
Stamps.com, Inc. (a)	20,800	2,011,776
Twilio, Inc.(b)	21,600	1,158,192
VeriSign, Inc. (a)	16,300	1,213,535
		161,814,299
IT Services - 3.3%
Fidelity National Information Services, Inc.	34,500	2,736,885
Gartner, Inc. Class A (a)	18,900	1,719,900
Global Payments, Inc.	158,204	12,015,594
Visa, Inc. Class A	185,500	15,006,950
		31,479,329
Semiconductors & Semiconductor Equipment - 0.8%
Maxim Integrated Products, Inc.	88,814	3,616,506
Monolithic Power Systems, Inc.	47,148	3,617,195
		7,233,701
Software - 9.7%
Activision Blizzard, Inc.	91,500	3,785,355
Adobe Systems, Inc. (a)	120,200	12,297,662
Blackbaud, Inc.	13,800	929,706
Computer Modelling Group Ltd.	166,300	1,183,147
CyberArk Software Ltd. (a)	30,000	1,584,000
Electronic Arts, Inc. (a)	340,000	27,618,200
Intuit, Inc.	28,000	3,120,600
Mobileye NV (a)(b)	347,400	16,984,386
RealPage, Inc. (a)	14,100	362,934
Red Hat, Inc. (a)	64,100	4,678,018
Salesforce.com, Inc. (a)	245,700	19,513,494
		92,057,502

TOTAL INFORMATION TECHNOLOGY		294,134,186

MATERIALS - 1.2%
Chemicals - 1.2%
Albemarle Corp. U.S.	60,400	4,830,188
Monsanto Co.	43,000	4,579,500
Sherwin-Williams Co.	7,300	2,071,083
		11,480,771
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	16,800	1,917,720
TOTAL COMMON STOCKS
(Cost $670,836,645)		825,747,724

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)
(Cost $769,617)	38,419	998,894
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.31% 10/20/16 to 11/3/16 (d)
(Cost $1,949,173)	1,950,000	1,949,402
	Shares	Value

Money Market Funds - 12.8%
Fidelity Cash Central Fund, 0.42% (e)	101,849,213	$101,849,213
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	18,944,536	18,944,536
TOTAL MONEY MARKET FUNDS
(Cost $120,793,749)		120,793,749
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $794,349,184)		949,489,769
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,113,638)
NET ASSETS - 100%		$945,376,131

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
253 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	27,444,175	$123,230
175 ICE Russell 1000 Growth Index Contracts (United States)	Sept. 2016	18,268,250	33,716
TOTAL FUTURES CONTRACTS			$156,946

The face value of futures purchased as a percentage of Net Assets is 4.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $998,894 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,949,402.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$769,617

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$142,824
Fidelity Securities Lending Cash Central Fund	110,216
Total	$253,040

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$163,154,471	$160,876,074	$2,278,397	$--
Consumer Staples	73,243,709	68,440,065	4,803,644	--
Energy	8,467,605	8,467,605	--	--
Financials	75,868,680	75,868,680	--	--
Health Care	135,510,131	126,008,648	9,501,483	--
Industrials	61,970,451	61,970,451	--	--
Information Technology	295,133,080	294,134,186	--	998,894
Materials	11,480,771	11,480,771	--	--
Telecommunication Services	1,917,720	1,917,720	--	--
U.S. Government and Government Agency Obligations	1,949,402	--	1,949,402	--
Money Market Funds	120,793,749	120,793,749	--	--
Total Investments in Securities:	$949,489,769	$929,957,949	$18,532,926	$998,894
Derivative Instruments:
Assets
Futures Contracts	$156,946	$156,946	$--	$--
Total Assets	$156,946	$156,946	$--	$--
Total Derivative Instruments:	$156,946	$156,946	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $795,675,620. Net unrealized appreciation aggregated $153,814,149, of which $174,870,555 related to appreciated investment securities and $21,056,406 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

August 31, 2016

SO-QTLY-1016
1.805748.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 2.7%
Delphi Automotive PLC	287,077	$20,285
Hertz Global Holdings, Inc. (a)	323,460	15,934
Tenneco, Inc. (a)	90,224	5,037
		41,256
Automobiles - 3.1%
General Motors Co.	1,477,836	47,173
Diversified Consumer Services - 1.2%
Service Corp. International	683,450	18,070
Hotels, Restaurants & Leisure - 1.8%
Cedar Fair LP (depositary unit)	227,420	13,236
Wyndham Worldwide Corp.	199,867	14,149
		27,385
Household Durables - 3.8%
CalAtlantic Group, Inc.	527,581	19,251
Lennar Corp. Class A	488,400	23,101
PulteGroup, Inc.	744,504	15,910
		58,262
Leisure Products - 3.3%
Hasbro, Inc.	306,897	25,086
Vista Outdoor, Inc. (a)	641,500	25,545
		50,631
Media - 0.5%
Regal Entertainment Group Class A (b)	330,800	7,073
Specialty Retail - 0.6%
GameStop Corp. Class A	313,213	8,892

TOTAL CONSUMER DISCRETIONARY		258,742

CONSUMER STAPLES - 6.2%
Beverages - 3.6%
Cott Corp.	3,405,364	54,298
Food & Staples Retailing - 1.7%
CVS Health Corp.	272,900	25,489
Food Products - 0.9%
Calavo Growers, Inc.	232,028	13,678

TOTAL CONSUMER STAPLES		93,465

ENERGY - 2.7%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	7,897
Oil, Gas & Consumable Fuels - 2.2%
Continental Resources, Inc. (a)	145,000	6,954
Range Resources Corp.	191,300	7,378
Valero Energy Corp.	327,300	18,116
		32,448

TOTAL ENERGY		40,345

FINANCIALS - 19.6%
Banks - 18.4%
Bank of America Corp.	4,223,713	68,171
Barclays PLC sponsored ADR (b)	1,438,100	13,101
CIT Group, Inc.	157,349	5,803
Citigroup, Inc.	1,489,723	71,119
JPMorgan Chase & Co.	360,900	24,361
Lloyds Banking Group PLC	9,537,800	7,434
Regions Financial Corp.	774,763	7,724
SunTrust Banks, Inc.	249,500	10,995
U.S. Bancorp	1,170,084	51,659
Wells Fargo & Co.	377,370	19,170
		279,537
Capital Markets - 0.5%
The Blackstone Group LP	267,400	7,332
Insurance - 0.7%
Progressive Corp.	347,700	11,321

TOTAL FINANCIALS		298,190

HEALTH CARE - 14.8%
Health Care Equipment & Supplies - 4.0%
Boston Scientific Corp. (a)	2,053,700	48,919
Zimmer Biomet Holdings, Inc.	87,600	11,354
		60,273
Health Care Providers & Services - 3.2%
DaVita HealthCare Partners, Inc. (a)	158,496	10,244
Universal Health Services, Inc. Class B	320,714	38,656
		48,900
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc.	207,500	11,049
Pharmaceuticals - 6.9%
Merck & Co., Inc.	542,300	34,051
Sanofi SA sponsored ADR	159,344	6,130
Teva Pharmaceutical Industries Ltd. sponsored ADR	565,200	28,480
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,209,900	35,123
		103,784

TOTAL HEALTH CARE		224,006

INDUSTRIALS - 7.9%
Aerospace & Defense - 4.2%
Esterline Technologies Corp. (a)	180,022	13,853
Honeywell International, Inc.	139,500	16,281
Orbital ATK, Inc.	320,950	24,209
Textron, Inc.	223,717	9,139
		63,482
Airlines - 0.3%
Air Canada (a)	674,400	4,608
Machinery - 1.8%
Deere & Co.	164,900	13,942
Ingersoll-Rand PLC	208,100	14,149
		28,091
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	297,500	10,749
Trading Companies & Distributors - 0.9%
Aircastle Ltd.	467,200	10,115
Herc Holdings, Inc. (a)	107,820	3,645
		13,760

TOTAL INDUSTRIALS		120,690

INFORMATION TECHNOLOGY - 2.7%
IT Services - 0.9%
Fidelity National Information Services, Inc.	165,730	13,147
Semiconductors & Semiconductor Equipment - 1.8%
Cypress Semiconductor Corp. (b)	1,507,475	17,984
Micron Technology, Inc. (a)	559,183	9,221
		27,205

TOTAL INFORMATION TECHNOLOGY		40,352

MATERIALS - 11.6%
Chemicals - 8.5%
Ashland, Inc.	83,100	9,729
Ingevity Corp. (a)	326,233	14,478
LyondellBasell Industries NV Class A	1,107,692	87,387
PPG Industries, Inc.	154,592	16,368
		127,962
Containers & Packaging - 3.1%
WestRock Co.	990,300	47,435

TOTAL MATERIALS		175,397

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Level 3 Communications, Inc. (a)	642,039	31,864
UTILITIES - 1.8%
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	441,400	5,593
Multi-Utilities - 1.4%
Sempra Energy	206,639	21,621

TOTAL UTILITIES		27,214

TOTAL COMMON STOCKS
(Cost $920,791)		1,310,265
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 5.9%
ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Chesapeake Energy Corp. 4.875% 4/15/22	22,905	17,522
Continental Resources, Inc. 4.5% 4/15/23	10,000	9,425
Sabine Pass Liquefaction LLC 5.75% 5/15/24	20,000	21,250
Whiting Petroleum Corp. 5.75% 3/15/21	5,000	4,481
		52,678
HEALTH CARE - 1.5%
Pharmaceuticals - 1.5%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (c)	26,660	23,427
INDUSTRIALS - 0.5%
Machinery - 0.5%
Harsco Corp. 5.75% 5/15/18	6,749	6,826
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. 3.875% 3/15/23	7,525	6,453
TOTAL NONCONVERTIBLE BONDS
(Cost $70,061)		89,384

Preferred Securities - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Barclays PLC 6.625% (Cost $9,904)(d)(e)	10,000	9,653
	Shares	Value (000s)

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 0.42% (f)	95,078,507	95,079
Fidelity Securities Lending Cash Central Fund 0.44% (f)(g)	12,915,525	12,916
TOTAL MONEY MARKET FUNDS
(Cost $107,995)		107,995
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,108,751)		1,517,297
NET OTHER ASSETS (LIABILITIES) - 0.0%		(160)
NET ASSETS - 100%		$1,517,137

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,427,000 or 1.5% of net assets.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$221
Fidelity Securities Lending Cash Central Fund	335
Total	$556

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$258,742	$258,742	$--	$--
Consumer Staples	93,465	93,465	--	--
Energy	40,345	40,345	--	--
Financials	298,190	290,756	7,434	--
Health Care	224,006	224,006	--	--
Industrials	120,690	120,690	--	--
Information Technology	40,352	40,352	--	--
Materials	175,397	175,397	--	--
Telecommunication Services	31,864	31,864	--	--
Utilities	27,214	27,214	--	--
Corporate Bonds	89,384	--	89,384	--
Preferred Securities	9,653	--	9,653	--
Money Market Funds	107,995	107,995	--	--
Total Investments in Securities:	$1,517,297	$1,410,826	$106,471	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $1,109,760,000. Net unrealized appreciation aggregated $407,537,000, of which $441,443,000 related to appreciated investment securities and $33,906,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

August 31, 2016

REHI-QTLY-1016
1.805767.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.9%
		Principal Amount(a)	Value
Diversified Financial Services - 0.1%
CBL & Associates LP 4.6% 10/15/24		$1,144,000	$1,107,820
Healthcare - 0.8%
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26		400,000	425,000
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		311,000	325,174
5.875% 3/15/24		1,790,000	1,872,956
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		3,000,000	3,056,250
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,322,590

TOTAL HEALTHCARE			9,001,970

Homebuilders/Real Estate - 1.4%
CalAtlantic Group, Inc. 8.375% 5/15/18		1,000,000	1,100,000
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,455,605
DDR Corp.:
4.625% 7/15/22		288,000	312,804
7.875% 9/1/20		2,437,000	2,930,419
Howard Hughes Corp. 6.875% 10/1/21 (b)		1,715,000	1,800,750
Hunt Companies, Inc. 9.625% 3/1/21 (b)		4,235,000	4,309,113
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		1,170,000	1,213,875
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,077,400

TOTAL HOMEBUILDERS/REAL ESTATE			15,199,966

Hotels - 1.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		4,250,000	4,248,683
FelCor Lodging LP 5.625% 3/1/23		755,000	775,763
Host Hotels & Resorts LP 4.75% 3/1/23		890,000	958,606
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		2,300,000	2,340,250
Times Square Hotel Trust 8.528% 8/1/26 (b)		6,117,948	7,210,669

TOTAL HOTELS			15,533,971

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)		720,000	751,248
TOTAL NONCONVERTIBLE BONDS
(Cost $39,069,892)			41,594,975

Asset-Backed Securities - 2.5%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.9821% 6/17/31 (b)(c)		3,968,000	3,888,279
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		672,000	736,173
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		1,864,000	2,068,174
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		2,557,223	2,695,314
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		4,476,000	4,862,107
Class XS, 0% 10/17/45 (b)(c)(d)		3,271,803	33
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.3903% 6/26/34 (b)(c)		73,793	15,537
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 2.0124% 3/20/50 (b)(c)		750,000	75
Class E, 2.6124% 3/20/50 (b)(c)		3,000,000	300
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		2,882,407	817,883
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (b)		683,623	68
Series 2004-1A Class H1, 4.433% 1/28/40 (b)(c)		2,772,826	277
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.137% 12/17/30 (b)(c)		600,000	592,025
Series 2014-SFR1:
Class E, 3.7321% 6/17/31 (b)(c)		2,500,000	2,496,669
Class F, 4.2321% 6/17/31 (b)(c)		2,431,000	2,392,820
Series 2014-SFR3 Class E, 4.9821% 12/17/31 (b)(c)		943,000	956,066
Series 2014-SRF2 Class F, 4.4821% 9/17/31 (b)(c)		1,000,000	990,000
Series 2015-SRF1 Class E, 4.6461% 3/17/32 (b)(c)		1,000,000	1,009,855
Merit Securities Corp. Series 13 Class M1, 7.3284% 12/28/33 (c)		1,665,000	1,730,353
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		714,000	736,379
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		256,832	204,056
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.4744% 9/25/46 (b)(c)		1,190,000	276,965
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.4276% 2/5/36 (b)(c)		2,660,014	266
Class E, 5.2776% 2/5/36 (b)(c)		823,712	82
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 5.2776% 12/5/36 (b)(c)		4,873,558	487
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.9739% 11/21/40 (b)(c)		198,926	196,936
TOTAL ASSET-BACKED SECURITIES
(Cost $38,362,034)			26,667,179

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 1.2%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.2853% 2/25/43 (b)(c)		51,469	31,056
Class 2B5, 3.2853% 2/25/43 (b)(c)		109,158	20,601
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7505% 9/25/19 (b)(c)		10,772	140
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		47,770	21,280
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3579% 12/25/46 (b)(c)		6,045,000	6,551,749
Series 2010-K7 Class B, 5.4408% 4/25/20 (b)(c)		5,000,000	5,526,874
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		262,880	264,219
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 6.8059% 2/19/30 (b)(c)		14,889	243
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.4243% 6/10/35 (b)(c)		145,983	100,122
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.9453% 12/10/35 (b)(c)		46,438	1,944
Series 2004-A:
Class B7, 4.6953% 2/10/36 (b)(c)		74,442	19,858
Class B9, 9.4453% 2/10/36 (b)(c)		16,298	178
Series 2004-B:
Class B8, 5.1953% 2/10/36 (b)(c)		64,174	10,742
Class B9, 8.6953% 2/10/36 (b)(c)		75,918	5,708
Series 2004-C Class B7, 3.9453% 9/10/36 (b)(c)		293,792	36,081

TOTAL PRIVATE SPONSOR			12,590,795

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (e)		151,703	14,767
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.2372% 2/25/42 (b)(c)		61,722	44,876
Class 3B5, 3.2372% 2/25/42 (b)(c)		40,087	5,549
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.3663% 1/25/42 (b)(c)		53,231	29,276
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.0666% 12/25/42 (c)(e)		601,790	91,011
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.208% 6/25/43 (c)(e)		203,268	100,649
Class 2B5, 3.208% 6/25/43 (c)(e)		114,507	1,009

TOTAL U.S. GOVERNMENT AGENCY			287,137

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,436,514)			12,877,932

Commercial Mortgage Securities - 75.8%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		1,230,000	1,365,632
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,446,375
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		5,000,000	5,067,893
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.349% 11/10/42 (c)		720,901	720,090
Series 2005-5 Class D, 5.4036% 10/10/45 (c)		974,927	974,554
Series 2008-1 Class D, 6.27% 2/10/51 (b)(c)		1,970,000	1,498,209
Bank of America Commercial Mortgage Trust Series 2015-UBS7:
Class C, 4.3664% 9/15/48 (c)		1,826,000	1,932,546
Class D, 3.167% 9/15/48		1,130,000	893,775
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.2844% 9/10/28 (b)(c)		7,884,000	7,459,842
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7291% 8/14/36 (b)(c)		2,100,000	2,115,749
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.723% 4/12/38 (b)(c)		1,190,888	1,193,069
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.4286% 3/11/39 (c)		3,175,000	3,032,542
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		5,110,626	5,358,880
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (b)(c)		7,938	6,415
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 0.7033% 10/25/22 (b)(c)		23,919	21,641
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.5416% 8/15/29 (b)(c)		2,591,000	2,392,227
Series 2014-CLMZ Class M, 6.2355% 8/15/29 (b)(c)		3,720,199	3,629,705
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		3,478,000	3,374,276
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.9967% 6/15/31 (b)(c)		2,431,000	2,288,857
Class YTC3, 2.9967% 6/15/31 (b)(c)		874,000	817,892
Series 2014-FL1, 2.9967% 6/15/31 (b)(c)		2,431,000	2,302,867
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)		683,000	657,353
Class F, 3.7859% 4/10/28 (b)(c)		3,987,000	3,751,245
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.2314% 2/15/33 (b)(c)		1,219,000	1,235,530
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		3,223,107	3,333,247
Series 1998-2 Class J, 6.39% 11/18/30 (b)		3,329,253	3,050,486
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1034% 9/10/46 (b)(c)		8,792,000	8,199,759
Series 2015-SHP2 Class E, 4.858% 7/15/27 (b)(c)		3,568,000	3,331,908
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.6279% 8/13/27 (b)(c)		3,339,000	3,290,787
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		5,250,000	3,686,930
Series 2012-CR1:
Class C, 5.3514% 5/15/45 (c)		2,060,000	2,266,774
Class D, 5.3514% 5/15/45 (b)(c)		6,994,000	7,247,553
Class G, 2.462% 5/15/45 (b)		966,000	600,372
Series 2012-CR5 Class D, 4.3343% 12/10/45 (b)(c)		1,550,000	1,502,533
Series 2012-LC4 Class D, 5.6329% 12/10/44 (b)(c)		7,914,000	8,231,587
Series 2013-CR10:
Class C, 4.7894% 8/10/46 (b)(c)		1,310,000	1,395,718
Class D, 4.7894% 8/10/46 (b)(c)		3,910,000	3,527,075
Series 2013-CR12 Class D, 5.0835% 10/10/46 (b)(c)		7,745,000	7,272,995
Series 2013-CR6 Class F, 4.1715% 3/10/46 (b)(c)		1,727,000	1,189,227
Series 2013-CR9 Class D, 4.2572% 7/10/45 (b)(c)		1,184,000	1,058,772
Series 2013-LC6 Class D, 4.2844% 1/10/46 (b)(c)		6,025,000	5,590,812
Series 2014-CR15 Class D, 4.7628% 2/10/47 (b)(c)		1,273,000	1,177,218
Series 2014-CR17:
Class D, 4.799% 5/10/47 (b)(c)		3,728,000	3,454,634
Class E, 4.799% 5/10/47 (b)(c)		336,000	261,704
Series 2014-UBS2 Class D, 5.1821% 3/10/47 (b)(c)		4,146,000	3,605,884
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		5,288,000	4,648,679
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		1,991,000	1,796,761
Series 2016-CD1 Class D, 2.9067% 8/10/49 (b)(c)		944,000	706,722
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		4,801,882	4,680,791
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		1,987,338	2,065,041
Class H, 6% 11/17/32 (b)		3,335,078	3,459,458
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8547% 8/15/45 (b)(c)		6,370,000	6,100,745
Class F, 4.25% 8/15/45 (b)		7,900,000	6,495,488
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		1,500,000	1,060,916
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		3,107,000	2,918,525
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		2,037,000	1,901,032
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		6,476,000	5,654,039
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		4,030,051	4,138,998
Class H, 6% 5/17/40 (b)		2,501,042	2,041,959
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		680,956	685,866
Class G, 6.75% 11/15/30 (b)		1,065,000	1,091,564
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		1,739,021	1,738,867
CSMC Trust floater Series 2015-DEAL:
Class D, 3.608% 4/15/29 (b)(c)		4,500,000	4,472,548
Class E, 4.508% 4/15/29 (b)(c)		2,000,000	1,979,737
Class F, 5.258% 4/15/29 (b)(c)		2,721,000	2,697,223
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		5,120,000	4,800,765
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.6968% 11/10/46 (b)(c)		1,000,000	1,114,849
Class E, 5.6968% 11/10/46 (b)(c)		8,929,000	9,730,024
Class F, 5.6968% 11/10/46 (b)(c)		7,806,000	7,560,729
Class G, 4.652% 11/10/46 (b)		9,378,000	8,340,011
Series 2011-LC3A Class D, 5.4252% 8/10/44 (b)(c)		4,111,000	4,395,008
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.636% 9/10/49 (c)		2,200,000	2,201,889
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.9089% 1/25/43 (c)(d)		5,370,000	583,052
Series KAIV Class X2, 3.6147% 6/25/46 (c)(d)		2,780,000	418,058
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.195% 9/25/45 (b)(c)		4,544,000	5,015,866
Series 2011-K10 Class B, 4.6306% 11/25/49 (b)(c)		2,500,000	2,712,395
Series 2011-K11 Class B, 4.4229% 12/25/48 (b)(c)		3,190,000	3,441,155
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/34 (b)(c)		6,500,000	6,359,464
Class FFX, 3.4949% 12/15/34 (b)(c)		1,721,000	1,629,282
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1359% 7/10/45 (b)(c)		906,251	551,284
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		1,796,672	1,770,673
Series 1997-C2:
Class G, 6.75% 4/15/29 (c)		1,154,149	1,177,540
Class H, 6.75% 4/15/29 (c)		6,130,384	4,990,887
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	7,198,920
GP Portfolio Trust Series 2014-GPP:
Class D, 3.2314% 2/15/27 (b)(c)		2,691,000	2,657,390
Class E, 4.3314% 2/15/27 (b)(c)		1,717,000	1,650,239
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		1,491,000	1,471,815
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0707% 8/10/43 (b)(c)		4,985,000	5,171,993
Class E, 4% 8/10/43 (b)		5,951,000	5,571,581
Class F, 4% 8/10/43 (b)		3,909,000	3,368,051
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1844% 12/10/43 (b)(c)		4,100,000	4,131,741
Series 2011-GC3 Class D, 5.6328% 3/10/44 (b)(c)		1,239,000	1,264,555
Series 2011-GC5:
Class C, 5.3856% 8/10/44 (b)(c)		5,010,000	5,524,976
Class D, 5.3856% 8/10/44 (b)(c)		7,012,000	7,322,822
Class E, 5.3856% 8/10/44 (b)(c)		966,000	889,737
Class F, 4.5% 8/10/44 (b)		4,500,000	3,490,853
Series 2012-GC6:
Class D, 5.6467% 1/10/45 (b)(c)		2,735,000	2,725,257
Class E, 5% 1/10/45 (b)(c)		1,822,000	1,504,265
Series 2012-GC6I Class F, 5% 1/10/45 (c)		1,810,000	1,396,639
Series 2012-GCJ7:
Class C, 5.7291% 5/10/45 (c)		5,830,000	6,351,486
Class D, 5.7291% 5/10/45 (b)(c)		10,293,500	10,094,807
Class E, 5% 5/10/45 (b)		6,263,000	5,033,033
Class F, 5% 5/10/45 (b)		8,442,000	6,232,614
Series 2012-GCJ9 Class D, 4.853% 11/10/45 (b)(c)		4,788,000	4,469,653
Series 2013-GC12 Class D, 4.4754% 6/10/46 (b)(c)		1,043,000	928,974
Series 2013-GC13 Class D, 4.0673% 7/10/46 (b)(c)		6,567,000	5,910,898
Series 2013-GC16:
Class D, 5.32% 11/10/46 (b)(c)		4,709,000	4,383,581
Class F, 3.5% 11/10/46 (b)		3,037,000	2,045,684
Series 2016-GS2 Class C, 4.5303% 5/10/49 (c)		2,959,000	3,230,092
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		4,683,000	4,540,773
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		1,714,000	1,651,814
Class F, 4.0667% 2/10/29 (b)(c)		6,374,000	6,022,388
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.7314% 7/15/29 (b)(c)		2,884,000	2,759,763
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (b)(c)		8,062,000	8,082,234
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.5603% 9/15/47 (b)(c)		2,472,000	2,020,281
Series 2015-C32 Class C, 4.6684% 11/15/48 (c)		6,248,000	6,074,780
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4395% 1/12/37 (b)(c)		805,000	792,484
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		2,260,000	2,571,494
Class D, 7.4453% 12/5/27 (b)(c)		10,670,000	12,088,429
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		4,170,000	4,648,448
Series 2012-CBX:
Class D, 5.2192% 6/16/45 (b)(c)		4,050,000	4,189,527
Class E, 5.2192% 6/15/45 (b)(c)		3,618,000	3,687,096
Class F, 4% 6/15/45 (b)		4,494,000	3,690,907
Class G 4% 6/15/45 (b)		4,957,000	3,468,161
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-INN:
Class E, 4.108% 6/15/29 (b)(c)		3,407,000	3,321,419
Class F, 4.508% 6/15/29 (b)(c)		4,191,000	4,022,562
Series 2015-CSMO Class D, 3.8077% 1/15/32 (b)(c)		9,733,000	9,723,782
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		1,215,000	1,176,591
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		3,275,000	3,270,783
Class F, 5.01% 7/15/42 (c)		811,000	734,758
Series 2011-C3:
Class E, 5.6142% 2/15/46 (b)(c)		2,140,000	2,274,961
Class H, 4.409% 2/15/46 (b)(c)		3,147,000	2,588,691
Series 2011-C4:
Class E, 5.5305% 7/15/46 (b)(c)		6,160,000	6,426,663
Class F, 3.873% 7/15/46 (b)		555,000	477,983
Class H, 3.873% 7/15/46 (b)		3,221,000	2,349,447
Class NR, 3.873% 7/15/46 (b)		1,588,500	944,582
Class TAC1, 7.99% 7/15/46 (b)		3,123,940	3,151,419
Class TAC2, 7.99% 7/15/46 (b)		3,196,000	3,195,651
Series 2011-C5:
Class C, 5.3206% 8/15/46 (b)(c)		5,803,234	6,409,405
Class D, 5.3206% 8/15/46 (b)(c)		2,000,000	2,107,438
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		201,000	207,706
Class D, 4.2374% 4/15/46 (c)		3,555,000	3,350,496
Class E, 3.25% 4/15/46 (b)(c)		104,000	74,382
Class F, 3.25% 4/15/46 (b)(c)		7,077,000	4,208,519
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		3,858,000	3,748,907
Class E, 3.8046% 6/10/27 (b)(c)		4,173,000	3,867,646
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		4,221,000	3,902,363
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		388,716	342,629
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		5,117,000	4,902,715
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (b)		1,634,963	1,399,959
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class AM, 5.413% 9/15/39		3,034,138	3,034,236
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,161,990
Series 2006-C4 Class AJ, 5.9305% 6/15/38 (c)		178,443	178,312
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		2,459,000	2,663,439
Class E, 4.6485% 2/10/36 (b)(c)		2,478,000	2,492,819
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.8974% 1/20/41 (b)(c)		1,228,000	1,216,649
Class E, 4.8974% 1/20/41 (b)(c)		1,913,000	1,759,072
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (b)(c)		1,393,000	1,363,790
Class M, 5.45% 5/28/40 (b)(c)		1,533,000	1,416,513
Merrill Lynch Financial Asset, Inc. Series 2005-CA17:
Class H, 4.525% 11/12/37 (c)	CAD	109,812	82,715
Class J, 4.525% 11/12/37 (c)	CAD	248,000	186,047
Class K, 4.525% 11/12/37 (c)	CAD	261,000	195,262
Class L, 4.525% 11/12/37 (c)	CAD	248,000	185,045
Class M, 4.525% 11/12/37 (c)	CAD	2,006,355	1,471,949
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		1,733,504	1,730,558
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5544% 5/12/39 (c)		3,319,234	3,317,194
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1 Class IO, 9.321% 1/15/37 (b)(c)(d)		33,427	1,270
Series 2004-C2:
Class D, 7.347% 10/15/40 (b)		1,074,000	107
Class E, 8.309% 10/15/40 (b)		58,558	6
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		2,000,000	1,847,974
Series 2012-C6 Class D, 4.657% 11/15/45 (b)(c)		4,361,000	4,404,227
Series 2013-C12 Class D, 4.7657% 10/15/46 (b)(c)		4,000,000	3,869,547
Series 2013-C13:
Class D, 4.8917% 11/15/46 (b)(c)		5,023,000	4,878,169
Class E, 4.8917% 11/15/46 (b)(c)		2,000,000	1,583,330
Series 2013-C7:
Class D, 4.2818% 2/15/46 (b)(c)		4,540,000	4,328,924
Class E, 4.2818% 2/15/46 (b)(c)		1,580,000	1,230,183
Series 2013-C8 Class D, 4.0617% 12/15/48 (b)(c)		2,260,000	2,046,902
Series 2013-C9:
Class C, 4.0675% 5/15/46 (c)		3,070,000	3,221,092
Class D, 4.1555% 5/15/46 (b)(c)		5,331,000	5,048,283
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.9114% 7/15/19 (b)(c)		2,609,698	2,566,004
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,615,549	4,615,413
Series 2012-C4 Class E, 5.521% 3/15/45 (b)(c)		5,018,000	5,024,301
Series 1997-RR Class F, 7.4205% 4/30/39 (b)(c)		235,449	233,514
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		1,237,894	1,239,307
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (b)		555,529	542,129
Class N, 6.54% 3/15/32 (b)		39,157	10,124
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		1,600,000	1,585,872
Class O, 5.91% 11/15/31 (b)		1,199,240	982,206
Series 2004-IQ7 Class G, 5.2539% 6/15/38 (b)(c)		1,140,000	1,172,547
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,020,546
Series 2011-C1:
Class C, 5.4324% 9/15/47 (b)(c)		2,050,000	2,306,899
Class D, 5.4324% 9/15/47 (b)(c)		10,522,000	11,620,533
Class E, 5.4324% 9/15/47 (b)(c)		1,500,000	1,638,656
Series 2011-C2:
Class D, 5.4723% 6/15/44 (b)(c)		6,316,000	6,659,780
Class E, 5.4723% 6/15/44 (b)(c)		4,900,000	5,126,510
Class F, 5.4723% 6/15/44 (b)(c)		3,620,000	3,510,273
Series 2011-C3:
Class C, 5.1538% 7/15/49 (b)(c)		1,920,000	2,127,656
Class D, 5.1538% 7/15/49 (b)(c)		7,530,000	8,110,816
Class E, 5.1538% 7/15/49 (b)(c)		3,029,000	3,143,340
Class G, 5.1538% 7/15/49 (b)(c)		3,909,000	3,079,253
Series 2012-C4:
Class D, 5.521% 3/15/45 (b)(c)		1,950,000	2,043,779
Class F, 3.07% 3/15/45 (b)		1,500,000	1,120,044
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		2,867,000	3,111,502
Class F, 4.295% 9/9/32 (b)(c)		2,900,000	2,515,456
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		2,586,000	2,545,570
Series 2015-MS1:
Class C, 4.0295% 5/15/48 (c)		3,074,000	3,093,789
Class D, 4.0295% 5/15/48 (b)(c)		2,646,000	2,086,923
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		3,409,000	2,538,329
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5569% 7/15/33 (b)(c)		915,271	976,286
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		9,506,000	9,472,848
Class F, 5% 2/5/30 (b)		2,271,000	2,165,698
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		1,217,000	1,025,307
Series 2015-HAUL, Class D, 4.851% 9/5/47 (b)(c)		1,244,000	1,303,366
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		148,892	148,864
Class D, 6.45% 1/22/26 (b)		3,660,000	3,687,979
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		2,807,621	3,774,566
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	1,170,000	896,173
Class G, 4.456% 9/12/38 (b)	CAD	585,000	446,659
Class H, 4.456% 9/12/38 (b)	CAD	390,000	296,048
Class J, 4.456% 9/12/38 (b)	CAD	390,000	291,531
Class K, 4.456% 9/12/38 (b)	CAD	195,000	142,839
Class L, 4.456% 9/12/38 (b)	CAD	281,000	198,328
Class M, 4.456% 9/12/38(b)	CAD	1,134,647	750,767
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,162,601
Class G, 4.57% 4/12/23	CAD	505,000	386,402
Class H, 4.57% 4/12/23	CAD	505,000	385,281
Class J, 4.57% 4/12/23	CAD	505,000	384,164
Class K, 4.57% 4/12/23	CAD	253,000	191,905
Class L, 4.57% 4/12/23	CAD	757,000	572,541
Class M, 4.57% 4/12/23	CAD	1,864,935	1,362,523
SCG Trust Series 2013-SRP1 Class D, 3.8251% 11/15/26 (b)(c)		10,324,000	9,749,502
Starwood Retail Property Trust Series 2014-STAR Class D, 3.7314% 11/15/27 (b)(c)		5,927,000	5,697,833
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.482% 8/15/39 (c)		674,546	681,216
Series 2007-C4 Class F, 5.482% 8/15/39 (c)		5,345,000	4,963,982
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5308% 5/10/45 (b)(c)		5,491,000	5,639,327
Class E, 5% 5/10/45 (b)(c)		2,294,000	1,989,517
Class F, 5% 5/10/45 (b)(c)		1,911,000	1,429,153
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		1,550,000	1,541,606
Series 2012-WRM Class C, 4.238% 6/10/30 (b)(c)		1,000,000	1,011,734
Wachovia Bank Commercial Mortgage Trust Series 2004-C11:
Class D, 5.6912% 1/15/41 (c)		2,425,174	2,451,587
Class E, 5.7412% 1/15/41 (c)		2,465,000	2,526,628
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5901% 11/15/43 (b)(c)(d)		26,055,541	591,484
Series 2012-LC5 Class D, 4.7762% 10/15/45 (b)(c)		6,749,000	6,583,087
Series 2013-LC12 Class C, 4.2971% 7/15/46 (c)		3,238,000	3,358,509
Series 2015-NXS4 Class E, 3.6025% 12/15/48 (b)(c)		2,457,000	1,719,384
Series 2016-BNK1 Class D, 3% 8/15/49 (b)		1,045,000	836,009
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		3,872,000	2,775,551
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		1,502,600	1,192,914
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		2,240,000	2,430,671
Class D, 5.6399% 3/15/44 (b)(c)		3,984,000	4,184,364
Class E, 5% 3/15/44 (b)		1,510,000	1,391,763
Class F, 5% 3/15/44 (b)		2,907,350	2,306,878
Series 2011-C4:
Class D, 5.2482% 6/15/44 (b)(c)		1,940,000	2,043,244
Class E, 5.2482% 6/15/44 (b)(c)		2,554,000	2,642,108
Series 2011-C5:
Class C, 5.6574% 11/15/44 (b)(c)		1,670,000	1,855,218
Class D, 5.6574% 11/15/44 (b)(c)		3,575,000	3,899,621
Class E, 5.6574% 11/15/44 (b)(c)		4,450,655	4,597,348
Class F, 5.25% 11/15/44 (b)(c)		4,587,000	3,926,610
Class G, 5.25% 11/15/44 (b)(c)		1,507,150	1,194,611
Series 2012-C10:
Class D, 4.4531% 12/15/45 (b)(c)		2,130,000	2,021,305
Class E, 4.4531% 12/15/45 (b)(c)		5,765,000	4,669,006
Class F, 4.4531% 12/15/45 (b)(c)		7,537,000	5,401,534
Series 2012-C6 Class D, 5.5698% 4/15/45 (b)(c)		3,250,000	3,353,695
Series 2012-C7:
Class C, 4.8361% 6/15/45 (c)		3,793,000	4,156,137
Class E, 4.8361% 6/15/45 (b)(c)		4,374,000	4,295,476
Class F, 4.5% 6/15/45 (b)		1,765,000	1,320,641
Class G, 4.5% 6/15/45 (b)		5,063,750	3,580,714
Series 2012-C8:
Class D, 4.8735% 8/15/45 (b)(c)		1,000,000	1,002,993
Class E, 4.8735% 8/15/45 (b)(c)		1,400,000	1,359,489
Series 2013-C11:
Class D, 4.1781% 3/15/45 (b)(c)		2,240,000	2,082,533
Class E, 4.1781% 3/15/45 (b)(c)		6,000,000	4,516,581
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		1,800,000	1,657,101
Series 2013-C16 Class D, 4.9829% 9/15/46 (b)(c)		801,000	786,582
Series 2013-UBS1 Class D, 4.6282% 3/15/46 (b)(c)		3,168,000	3,033,445
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.2017% 11/15/29 (b)(c)		4,379,481	4,218,278
Class G, 3.5014% 11/15/29 (b)(c)		1,054,096	975,409
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (b)(c)		2,604,000	2,205,317
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $787,830,401)			815,589,767
		Shares	Value

Preferred Stocks - 4.9%
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		64,000	2,227,840
Hotels - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%		84,700	2,131,899

TOTAL CONVERTIBLE PREFERRED STOCKS			4,359,739

Nonconvertible Preferred Stocks - 4.5%
Diversified Financial Services - 0.3%
American Homes 4 Rent Series D, 6.50%		103,400	2,804,208
Homebuilders/Real Estate - 4.0%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		79,400	2,048,520
Annaly Capital Management, Inc.:
Series A, 7.875%		108,781	2,834,833
Series C, 7.625%		48,000	1,222,560
CBL & Associates Properties, Inc. Series D, 7.375%		129,000	3,289,500
Cedar Shopping Centers, Inc. Series B, 7.25%		30,000	776,100
Corporate Office Properties Trust Series L, 7.375%		71,383	1,887,367
CYS Investments, Inc. Series B, 7.50%		80,500	1,952,125
DDR Corp. Series K, 6.25%		90,662	2,393,477
Digital Realty Trust, Inc. Series E, 7.00%		60,000	1,520,400
Equity Lifestyle Properties, Inc. Series C, 6.75%		161,628	4,237,886
MFA Financial, Inc. Series B, 7.50%		96,700	2,495,827
PS Business Parks, Inc. Series S, 6.45%		152,000	3,932,240
Public Storage Series S, 5.90%		50,000	1,287,000
Realty Income Corp. Series F, 6.625%		80,000	2,092,800
Regency Centers Corp. Series 6, 6.625%		34,710	898,989
Retail Properties America, Inc. Series A, 7.00%		135,649	3,728,991
Stag Industrial, Inc. Series A, 9.00%		60,000	1,560,000
Sun Communities, Inc. Series A, 7.125%		132,619	3,474,618
Taubman Centers, Inc. Series J, 6.50%		66,277	1,738,446
			43,371,679
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%		70,000	1,806,000

TOTAL NONCONVERTIBLE PREFERRED STOCKS			47,981,887

TOTAL PREFERRED STOCKS
(Cost $48,901,546)			52,341,626
		Principal Amount(a)	Value

Bank Loan Obligations - 3.1%
Diversified Financial Services - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		65,463	65,156
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B 5LN, term loan 4.75% 12/21/22 (c)		4,234,763	4,257,546
Healthcare - 0.1%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		993,263	973,398
Homebuilders/Real Estate - 1.2%
Americold Realty Operating Partnership LP Tranche B, term loan 5.75% 12/1/22 (c)		3,736,925	3,774,294
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.25% 11/4/21 (c)		2,418,892	2,406,047
iStar Financial, Inc. Tranche B, term loan 5.5% 7/1/20 (c)		5,175,000	5,207,344
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (c)		508,725	512,815
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (c)		715,000	718,575

TOTAL HOMEBUILDERS/REAL ESTATE			12,619,075

Hotels - 1.2%
ESH Hospitality, Inc. Tranche B, term loan 8/30/23 (f)		965,000	967,007
Hilton Worldwide Finance LLC:
Tranche B 2LN, term loan 3.0964% 10/25/23 (c)		4,558,488	4,579,001
Tranche B, term loan 3.5% 10/25/20 (c)		444,802	446,007
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		5,904,214	5,832,891
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		989,822	984,051

TOTAL HOTELS			12,808,957

Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (c)		2,365,000	2,373,869
TOTAL BANK LOAN OBLIGATIONS
(Cost $29,944,075)			33,098,001

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)		3,000,000	1,497
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)		3,100,000	122,063
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)			123,560
		Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.42% (g)
(Cost $70,578,132)		70,578,132	70,578,132
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $1,033,127,298)			1,052,871,172
NET OTHER ASSETS (LIABILITIES) - 2.1%			22,888,115
NET ASSETS - 100%			$1,075,759,287

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $762,085,980 or 70.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $207,436 or 0.0% of net assets.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$131,461
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.0666% 12/25/42	3/25/03	$345,780
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.208% 6/25/43	9/29/03	$82,546
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.208% 6/25/43	9/29/03	$15,630

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$208,213
Total	$208,213

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$52,341,626	$52,341,626	$--	$--
Corporate Bonds	41,594,975	--	41,594,975	--
Asset-Backed Securities	26,667,179	--	25,351,183	1,315,996
Collateralized Mortgage Obligations	12,877,932	--	12,443,207	434,725
Commercial Mortgage Securities	815,589,767	--	789,103,509	26,486,258
Bank Loan Obligations	33,098,001	--	33,098,001	--
Preferred Securities	123,560	--	--	123,560
Money Market Funds	70,578,132	70,578,132	--	--
Total Investments in Securities:	$1,052,871,172	$122,919,758	$901,590,875	$28,360,539
Percentage of Market Value:	100%	11.7%	85.6%	2.7%

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$7,884,900
Net Realized Gain (Loss) on Investment Securities	(100,344)
Net Unrealized Gain (Loss) on Investment Securities	(1,206,133)
Cost of Purchases	701,667
Proceeds of Sales	(2,981,848)
Amortization/Accretion	611,472
Transfers into Level 3	21,576,544
Transfers out of Level 3	--
Ending Balance	$26,486,258
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$(1,372,945)
Other Investments in Securities
Beginning Balance	$6,209,548
Net Realized Gain (Loss) on Investment Securities	(121,253)
Net Unrealized Gain (Loss) on Investment Securities	(2,246,879)
Cost of Purchases	392,004
Proceeds of Sales	(1,189,429)
Amortization/Accretion	(586,848)
Transfers into Level 3	--
Transfers out of Level 3	(582,862)
Ending Balance	$1,874,281
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$(2,467,192)

The information used in the above reconciliations represent fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of August 31, 2016 14% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$1,315,996	Discounted cash flow	Yield	7.0% - 17.7% / 13.5%	Decrease
		Expected distribution	Recovery rate	0.0% - 25.0% / 24.9%	Increase
Commercial Mortgage Securities	$21,342,895	Discounted cash flow	Spread	1.1% - 10.5% / 6.7%	Decrease
			Yield	7.5% - 26.9% / 14.3%	Decrease
			Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market observation	Evaluated bid	$25.86	Increase
Collateralized Mortgage Obligations	$430,808	Discounted cash flow	Spread	9.4%	Decrease
			Yield	5.4% - 13.5% / 8.6%	Decrease
		Expected distribution	Recovery rate	1.3%	Increase
		Market observation	Evaluated bid	$60.34	Increase
Preferred Securities	$123,560	Discounted cash flow	Yield	12.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $1,033,007,478. Net unrealized appreciation aggregated $19,863,694, of which $55,010,998 related to appreciated investment securities and $35,147,304 related to depreciated investment securities.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016